{letterhead}


                                  January 31, 1996



VIA EDGAR TRANMISSION                   VIA FEDERAL EXPRESS

Securities and                          OFICS Filer Support
Exchange Commission                     SEC Operations Center
450 Fifth Street, N.W.                  6432 General Green Way
Washington, D.C.  20540                 Alexandria, VA 22312-2413

     Re:  Nicholas II, Inc. (the "Fund")
          SEC File No. 2-85030
          Post-Effective Amendment No. 12
          Registration Statement on Form N-1A

Gentlemen:

      In connection with the amendment by the Fund of its registration statement on Form N-1A under Section 8 of the Investment Company Act of 1940, as amended, and pursuant to the provisions of Rule 472 and Rule 485 under the Securities Act of 1933, as amended, and pursuant to Regulation S-T relating to electronic filings, we enclose for filing a copy of Post-Effective Amendment No. 12 to the Registration Statement, including exhibits relating thereto, marked to show changes effected by the Amendment. In addition, as prescribed by Rule 902(g) of Regulation S-T, paper copies of Amendment No. 12 to the Registration Statement, including exhibits thereto, also are being filed by copy of this letter.

     This Amendment shall be effective on the date of filing, in accordance with Rule 485(b). As legal counsel to the Fund, we have prepared the Amendment, and we hereby represent pursuant to Rule 485(b)(4) that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

                                   Very truly yours,

                               MICHAEL BEST & FRIEDRICH




                                   Kate M. Fleming
KMF/ljg
Enclosure

As  filed with the Securities and Exchange Commission on  January 31, 1996

                                                 File No. 2-85030

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                POST-EFFECTIVE AMENDMENT NO. 12

                              and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        AMENDMENT NO. 12


                       NICHOLAS II, INC.
       (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

700 North Water Street, Milwaukee, Wisconsin             53202
---------------------------------------------           -------
     (Address of Principal Executive Offices)          (Zip Code)

                         (414) 272-6133
      ----------------------------------------------------
      (Registrant's Telephone Number, including Area Code)

                 ALBERT O. NICHOLAS, PRESIDENT
                       NICHOLAS II, INC.
                     700 NORTH WATER STREET
                   MILWAUKEE, WISCONSIN 53202
            ---------------------------------------
            (Name and Address of Agent for Service)

                            Copy to:
                        KATE M. FLEMING
                    MICHAEL BEST & FRIEDRICH
                   100 EAST WISCONSIN AVENUE
                   MILWAUKEE, WISCONSIN 53202


It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b)
  x     on January 31, 1996 pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
___  on ________ pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph(a)(2)
     on _______________ pursuant to paragraph (a)(2) of Rule 485


Pursuant to Rule 24f-2, the Registrant hereby registers an indefinite amount of securities. On November 24, 1995, Registrant filed the necessary Rule 24f-2 Notice and filing fee with the Commission for its fiscal year ended September 30, 1995.

                       NICHOLAS II, INC.
                     CROSS-REFERENCE SHEET
                  (As required by Rule 481(a))

Part A.  Information Required in Prospectus     Heading
-------  ----------------------------------     ------
Item 1.0        Cover Page                      Cover Page

Item 2.0        Synopsis                        Performance Data

Item 3.0        Condensed Financial
                Information                     Consolidated   Disclosure
                                                of    Fund    Fees    and
                                                Expenses;       Financial
                                                Highlights
Item 4.0        General Description of
                Registrant                      Introduction;  Investment
                                                Objectives and  Policies;
                                                Investment Restrictions

Item 5.0        Management of the Fund          Investment       Adviser;
                                                Management-Directors,
                                                Executive  Officers   and
                                                Portfolio Managers of the
                                                Fund
Item 5A.        Management's Discussion of      Management's   Discussion
                Fund Performance                of Fund Performance

Item 6.0        Capital Stock and Other
                Securities                      Transfer    of    Capital
                                                Stock;   Dividends    and
                                                Federal    Tax    Status;
                                                Capital Structure; Annual
                                                Meeting;      Shareholder
                                                Reports

Item 7.0        Purchase of Securities Being
                Offered                         Purchase    of    Capital
                                                Stock;   Redemption    of
                                                Capital  Stock;  Exchange
                                                Between  Funds;  Transfer
                                                of     Capital     Stock;
                                                Determination   of    Net
                                                Asset  Value;  Individual
                                                Retirement       Account;
                                                Master Retirement Plan

Item 8.0        Redemption or Repurchase        Purchase    of    Capital
                                                Stock;   Redemption    of
                                                Capital Stock

Item 9.0        Pending Legal Proceedings       N/A


Part B.  Information Required in a Statement of Additional Information
-------  -------------------------------------------------------------

Item 10.        Cover Page                      Cover Page

Item 11.        Table of Contents               Table of Contents

Item 12.        General Information and
                History                         Introduction

Item 13.        Investment Objectives and
                Policies                        Investment Objectives and
                                                Policies;      Investment
                                                Restrictions

Item 14.        Management of the Fund          Investment       Adviser;
                                                Management  -  Directors,
                                                Executive  Officers   and
                                                Portfolio Managers of the
                                                Fund
Item 15.        Control Persons and Principal
                Holders of Securities           Principal Shareholders

Item 16.        Investment Advisory
                and Other Services              Investment       Adviser;
                                                Custodian  and   Transfer
                                                Agent;        Independent
                                                Accountants   and   Legal
                                                Counsel
Item 17.        Brokerage Allocation and
                Other Practices                 Brokerage

                    CROSS-REFERENCE SHEET
                         (Continued)

Item 18.        Capital Stock and Other
                Securities                      Transfer    of    Capital
                                                Stock;   Dividends    and
                                                Federal    Tax    Status;
                                                Capital Structure;  Stock
                                                Certificates; Shareholder
                                                Reports; Annual Meeting
Item 19.        Purchase, Redemption and
                Pricing
                of Securities Being Offered     Purchase    of    Capital
                                                Stock;   Redemption    of
                                                Capital  Stock;  Exchange
                                                Between  Funds;  Transfer
                                                of     Capital     Stock;
                                                Determination   of    Net
                                                Asset   Value;   Dividend
                                                Reinvestment        Plan;
                                                Individual     Retirement
                                                Account;           Master
                                                Retirement Plan

Item 20.        Tax Status                      Dividends and Federal Tax
                                                Status

Item 21.        Underwriters                    N/A

Item 22.        Calculation of Performance
                Data                            Performance Data

Item 23.        Financial Statements            Financial Information


Part C  Other information
------  -----------------
Item 24.        Financial Statements and
                Exhibits                        Part C

Item 25.        Persons Controlled By or
                Under   Common   Control
                with Registrant                 Part C

Item 26.        Number  of Holders    of
                Securities                      Part C

Item 27.        Indemnification                 Part C

Item 28.        Business   and     Other
                Connections of Investment
                Adviser                         Part C

Item 29.        Principal Underwriters          Part C

Item 30.        Location of Accounts and
                Records                         Part C

Item 31.        Management Services             Part C

Item 32.        Undertakings                    Part C

                       Nicholas II, Inc.




                           Form N-1A







                      PART A:  PROSPECTUS









                       Nicholas II, Inc.

                         NICHOLAS II, INC.
                           PROSPECTUS



               700 North Water Street, Suite 1010
                  Milwaukee, Wisconsin  53202
                          414-272-6133



      Nicholas II, Inc. (the "Fund") is an open-end management investment company having as its investment objective long-term growth in which income is a secondary consideration. To achieve its objective, the Fund will invest in a diversified list of common stocks that have growth potential.



                 NO-LOAD FUND - NO SALES CHARGE


                       Investment Adviser
                     NICHOLAS COMPANY, INC.


              Minimum Initial Investment - $1,000




     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
       BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS
      THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
         OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                CONTRARY IS A CRIMINAL OFFENSE.




      This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in the form of a Statement of Additional Information dated January 31, 1996. Upon request to the Fund at the address and telephone number set forth above, the Fund will provide copies of the Statement of Additional Information without charge to each person to whom a Prospectus is delivered.


                        January 31, 1996




INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE

                       TABLE OF CONTENTS
                                                             Page


Introduction                                                    1
Consolidated Disclosure of Fund Fees and Expenses               1
Financial Highlights                                            2
Management's Discussion of Fund Performance                     2
Performance Data                                                6
Investment Objectives and Policies                              6
Investment Restrictions                                         8
Investment Adviser                                              9
Management - Directors,
Executive Officers and Portfolio Managers of the Fund          11
Purchase of Capital Stock                                      13
Redemption of Capital Stock                                    14
Exchange Between Funds                                         16
Transfer of Capital Stock                                      17
Determination of Net Asset Value                               18
Dividends and Federal Tax Status                               18
Dividend Reinvestment Plan                                     19
Individual Retirement Account                                  19
Master Retirement Plan                                         19
Capital Structure                                              19
Annual Meeting                                                 20
Shareholder Reports                                            20
Custodian and Transfer Agent                                   20
Independent Accountants and Legal Counsel                      20


      No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated January 31, 1996 and, if given or made, such information or representations may not be relied upon as having been authorized by Nicholas II, Inc.

      This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this Prospectus at any time shall not imply that there has been no change in the affairs of Nicholas II, Inc. since the date hereof.

INTRODUCTION

      Nicholas II, Inc. (the "Fund") was incorporated under the laws of Maryland on June 28, 1983. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. As an open-end investment company, it obtains its assets by continuously selling shares of its Common Stock, $0.01 par value per share, to the public. Proceeds from such sales are invested by the Fund in securities of other companies. The resources of many investors are combined and each individual investor has an interest in every one of the securities owned by the Fund. The Fund provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries and furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at their net asset value next determined following receipt of the redemption request. The investment adviser to the Fund is Nicholas Company, Inc. (the "Adviser").

CONSOLIDATED DISCLOSURE OF FUND FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)                      None
  Maximum Sales Load Imposed on Reinvested Dividends
    (as a percentage of offering price)                      None
  Deferred Sales Load (as a percentage of original
    purchase price or redemption proceeds, as applicable) None Redemption Fees (as a percentage of redemption
    proceeds, if applicable)(1)                              None
  Exchange Fee(2)                                            None

ANNUAL FUND OPERATING EXPENSES(3) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees                                           0.52%
  12b-1 Fees                                                None
  Other Expenses                                            0.14%
  Total Fund Operating Expenses                             0.66%
__________
(1) There is a $7.50 fee for federal fund wire redemptions.
(2) There is a $5.00 fee for telephone exchanges only.
(3) Annual Fund Operating Expenses are based on expenses incurred for the fiscal year ended September 30, 1995.

                            EXAMPLE

                                  1  Year   3 Years   5  Years   10 Years
                                  -------   -------   --------   --------
A shareholder would pay the
following expenses on a $1,000
investment, assuming: (1) 5%
annual return and (2) redemption
at the end of each period:        $7        $21       $37        $82


 This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

     The purpose of the table is to assist the prospective investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. For a description of "Management Fees" and "Other Expenses," see "Investment Adviser."

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

     The following Financial Highlights of the Fund for the ten years ended September 30, 1995, have been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Fund's Annual Report for the fiscal year ended September 30, 1995. The table should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report which are incorporated herein by reference.

                           YEAR ENDED  SEPTEMBER 30,
                           -------------------------
                              1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
                              ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
NET ASSET VALUE,
BEGINNING OF YEAR            $26.71   $26.94   $24.53   $23.87   $17.39   $21.76   $18.58   $21.01   $16.90   $14.39
INCOME FROM
INVESTMENT                      .24      .21      .21      .23      .26      .36      .29      .36      .24      .40
OPERATIONS:
 Net investment income         5.22     1.23     3.24     1.07     6.70    (3.75)    3.31    (1.15)    4.80     2.33
 Net gains or (losses) on
 securities (realized
 and unrealized)               5.46     1.44     3.45     1.30     6.96    (3.39)    3.60     (.79)    5.04     2.73
 Total from investment
 operations                    (.21)    (.20)    (.24)    (.24)    (.34)    (.31)    (.34)    (.34)    (.42)    (.16)

LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)
 Distributions (from
 capital gains)               (1.89)   (1.47)    (.80)    (.40)    (.14)    (.67)    (.08)   (1.30)    (.51)    (.06)
    Total distributions       (2.10)   (1.67)   (1.04)    (.64)    (.48)    (.98)    (.42)   (1.64)    (.93)    (.22)
NET ASSET VALUE, END
  OF YEAR                    $30.07   $26.71   $26.94   $24.53   $23.87   $17.39   $21.76   $18.58   $21.01   $16.90
                             ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
                             ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
TOTAL RETURN                  22.39%    5.49%   14.19%    5.59%   40.91%  (16.14)%  19.88%   (1.48)%  31.44%   19.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  year (millions)           $682.2   $624.7   $715.8   $646.5   $490.9   $336.5   $422.2   $380.2    $43.3   $299.2
Ratio of expenses to
average net assets              .66%     .67%     .67%     .66%     .70%     .71%     .74%     .77%     .74%     .79%
Ratio of net investment
income to average net
assets                          .68%     .72%    0.79%    1.01%    1.24%    1.78%    1.43%    1.97%    1.37%    2.70%
Portfolio turnover rate       19.63%   17.38%   27.32%   11.47%   12.46%   18.78%    8.22%   18.42%   25.66%   14.64%
Average commission
rate paid on portfolio
investment transactions       $0.048     -        -        -        -        -        -        -        -        -

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     Individual stock selection is the focal point of the Adviser's equity philosophy. The Adviser's efforts are directed toward purchasing stocks that represent good value based upon the criteria outlined below. It is also the Adviser's strong conviction that superior long-term results are achieved through the minimization of capital losses during adverse periods in the general market. The Adviser primarily seeks stocks where the price/earnings ratio is low in relation to earnings growth or where the price is reasonable in relation to book value. Above average secular earnings growth and strong current earnings momentum are important factors. The Fund's primary objective is long-term capital appreciation. In an effort to achieve this objective, the Adviser purchases stocks for the Fund in small and medium size companies that represent good value in relation to their growth prospects.

     The Fund closed its fiscal year ended September 30, 1995 at $30.07 per share, producing a total return of 22.39%, assuming the reinvestment of dividends. In comparison, the total return for the same period of the NASDAQ OTC Composite was 36.54%, the S&P 500 was 29.71% and the Russell 2000 was 23.36%.

     During the Fund's fiscal year ended September 30, 1995, the technology sector continued its strong performance, as evidenced by the overall strong performance of the NASDAQ market, which is heavily weighted in technology issues versus other indices. The Fund's overweighting in financials (12.3%), business services (12.1%), retail trade (12.2%), industrial products and services (12.5%) and health care related stocks (24.1%) accounted for much of the Fund's performance over the past twelve months. The
Adviser believes the one year performance of the fund is satisfying given the investment style and Fund objectives. When compared to other indices, the Fund's performance lags somewhat. However, this tends to happen when the markets are in a period of strong upward movement. The Adviser will continue to invest conservatively with an eye toward preservation of capital, which usually will not lead to outperformance during a speculative bull market. The Adviser's philosophy and the Fund objectives are designed to outperform market indices during weak market periods due to the conservatism and intolerance to risk and volatility.

     The longer-term record of the Fund, with an average annual total return of 17.01% and 13.04% for the five years and ten years ended September 30, 1995, respectively, is in line with the Fund's investment objectives and basically mirrors the market averages. Considering the risk level, as measured by beta or volatility which tends to be lower than that of the overall market averages, the Adviser believes the Fund has provided comparable returns to the market with lower levels of risk.

     The current five year returns for stock market averages and mutual funds for the period ended September 30, 1995, do not incorporate what is normally considered a bear market. The last bear market or correction occurred during 1990 and ended early in the fourth quarter of 1990. During that correction, the S&P 500 and the NASDAQ dropped 19.24% and 30.07% from their respective peaks. The subsequent bull market has lasted five years and is the longest running bull market in recent history without a 10% correction. This bull market phenomenon has produced some spectacular five year records, which in the Adviser's view should not be considered sustainable. The strong market has pushed valuation measures such as dividend yields and price/earnings ratios to all time highs. The Adviser believes that stock returns will eventually revert back to the long-term mean which is about 10% for the S&P 500 over the last 70 years. The Adviser will continue to practice its investment philosophy developed over many years of good and bad markets and believes the Fund's performance should be measured over a complete market cycle.


     Set forth below is a comparison of the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund, and at the end of the three months ended December 31, 1995, assuming a $10,000 investment in the Fund at the beginning of the first fiscal year, to the same investment over the same periods in the Standard & Poor's 500r Composite Stock Price Index, the Russell 2000 Index and the NASDAQ OTC Composite Index.

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

    NICHOLAS II, INC. AND S&P 500 INDEX, RUSSELL 2000 INDEX

                 AND NASDAQ OTC COMPOSITE INDEX

(The performance graph plot points are as follows:)

          Nicholas   % total   Russell   % total   S&P 500   % total   Nasdaq   % total
             II      return     2000     return     Value    return             return
9/30/85    10,000               10,000              10,000             10,000
9/30/86    11,926     19.26%    12,203    22.03%    13,144    31.44%   12,510    25.10%
9/30/87    15,676     31.44%    15,790    29.40%    18,838    43.32%   15,849    26.70%
9/30/88    15,443     -1.48%    14,083   -10.81%    16,476   -12.54%   13,831   -12.73%
9/30/89    18,514     19.88%    17,109    21.49%    21,868    32.73%   16,872    21.99%
9/30/90    15,526    -16.14%    12,463   -27.16%    19,817    -9.38%   12,289   -27.16%
9/30/91    21,877     40.91%    18,083    45.09%    26,017    31.29%   18,796    52.94%
9/30/92    23,100      5.59%    19,701     8.95%    28,884    11.02%   20,809    10.71%
9/30/93    26,378     14.19%    26,229    33.14%    32,638    13.00%   27,213    30.78%
9/30/94    27,826      5.49%    26,931     2.68%    33,831     3.66%   27,268     0.20%
9/30/95    34,057     22.39%    33,223    23.36%    43,896    29.75%   37,224    36.51%


    The Fund's average annual total returns for the one, five and ten year periods ended on the last day of the most recent fiscal year are as follows:



                    ONE YEAR ENDED     FIVE YEARS ENDED     TEN YEARS ENDED
                  SEPTEMBER 30, 1995  SEPTEMBER 30, 1995   SEPTEMBER 30, 1995
                  ------------------  ------------------   ------------------
Average Annual
Total Return            22.39%             17.01%                13.0%

   Past performance is not predictive of future performance.


PERFORMANCE DATA

     The Fund may from time to time include its "total return" or "average annual total return" in advertisements or in information furnished to present or prospective shareholders. The "total return" of the Fund is expressed as a ratio of the increase (or decrease) in value of a hypothetical investment in the Fund at the end of a measuring period to the amount initially invested. The "average annual total return" is the total return discounted for the number of represented time periods and is expressed as a percentage. The rate represents the annual rate achieved on the initial investment to arrive at the ending redeemable value. The ending value assumes reinvestment of dividends and capital gains and the reduction of account charges, if any. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

     The "total return" and the "average annual total return" calculations are historical measures of performance and are not necessarily indicative of future performance. Such measurements will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses, and the distribution policy as determined by the Board of Directors. These factors should be considered when evaluating the Fund's performance. For additional information regarding the calculation of this performance data, see the Statement of Additional Information.

     In sales materials, reports and other communications to shareholders, the Fund may compare its performance to certain indices, including, the Standard & Poor's 500r Composite Stock Price Index, the National Association of Securities Dealers Automated Quotation System, the Russell 2000 Index and the United States Department of Labor Consumer Price Index. The Fund also may include evaluations of the Fund published by nationally recognized financial publications and ranking services, such as Forbes, Money, Financial World, Lipper Analytical Services Mutual Fund Performance Analysis and Morningstar Mutual Funds.

INVESTMENT OBJECTIVES AND POLICIES

     The Fund has adopted primary investment objectives, which are fundamental policies. The Fund also has adopted secondary investment objectives and certain other policies which are not fundamental and may be changed by the Board of Directors without shareholder approval. However, any changes will be made only upon advance notice to shareholders. Such changes may result in the Fund having secondary investment and other policy objectives different from the objectives which a shareholder considered appropriate at the time of investment in the Fund.

     The primary investment objective of the Fund is long-term growth, and securities are selected for its portfolio on that basis. Current income will be a secondary factor in considering the selection of investments. There are market risks inherent in any investment and there can be no assurance the objective of the Fund will be realized, nor can there be any assurance against possible loss in the value of the Fund's portfolio.

     It is the policy of the Fund to invest in securities which are believed by both the Adviser and the Board of Directors of the Fund to offer possibilities for increase in value, which for the most part are common stocks of companies the Adviser considers to have favorable long-term prospects. Since the major portion of the Fund's portfolio consists of common stocks, its net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities.

     The Fund's investment philosophy is basically a long-term growth philosophy, inherent in which is the assumption that if a company achieves superior growth in sales and earnings, eventually the company's stock will achieve superior performance. While small and medium size companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy in general, they also may have the potential for more rapid, and greater, long-term growth because of newer and more innovative products. In seeking capital appreciation, the Fund will often purchase common stock of small and medium size companies which often fluctuates in price more than common stocks of larger companies, such as many of those included in the Dow Jones Industrial Average. The Adviser believes a company's annual sales volume and the market capitalization of a company are the factors most illustrative of a company's size and are factors commonly used by investors in determining size. The following standards are used by the Adviser in distinguishing company size and are considered reasonable:

                 ANNUAL SALES VOLUME            MARKET CAPITALIZATION
                 -------------------            ---------------------
   Small          0 to $500 Million               0 to $500 Million
   Medium     500 Million to $1.0 Billion     $500 Million to $2.0 Billion
   Large          Over $1.0 Billion               Over $2.0 Billion


      Securities of unseasoned companies, where the risks are considerably greater than with securities of more established companies, also may be acquired from time to time by the Fund when the Adviser believes such investments offer possibilities of capital appreciation. However, the Fund is limited to 5% in the percentage of total Fund assets which may be invested in the securities of unseasoned companies (i.e., companies which have a record of less than three years continuous operation).

      Debt securities and preferred stock that are convertible into or carry rights to acquire common stock, and other debt securities, such as those selling at substantial discounts, may be acquired from time to time when the Adviser believes such investments offer the possibility of appreciation in value. The Adviser intends generally to limit the Fund's purchase of debt securities and preferred stock to those which are rated in one of the top four rating categories by any of the nationally recognized statistical rating organizations ("NRSROs") as defined in Section 270.2a-7 of the Code of Federal Regulations, or will be unrated instruments but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase. However, this policy will not preclude the Fund from retaining a security if its credit quality is downgraded to a non-investment grade level after purchase.

     It is anticipated the major portion of the portfolio will be invested in common stocks at all times. However, there is no minimum or maximum percentage of the Fund's assets which is required to be invested in any type of security. Cash and cash equivalent securities will be retained by the Fund in an amount sufficient to provide moderate liquid reserves so that the Fund always has sufficient cash to meet shareholder redemption requests and other operating expenses. The Fund reserves freedom to temporarily invest its assets in investment grade fixed income securities as a defensive measure when conditions are deemed to warrant such action. "Investment grade fixed income securities" refers to fixed income securities ranked in the top four debt security rating categories by any of the NRSROs, or unrated but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase. However, this policy will not preclude the Fund from retaining a security if its credit quality is downgraded to a non-investment grade level after purchase. The fixed income securities described in the fourth category of these rating services possess speculative characteristics. Non-investment grade securities tend to reflect individual corporate developments to a greater extent, tend to be more sensitive to economic conditions and tend to have a weaker capacity to pay interest and repay principal than higher rated securities. Because the market for lower rated securities may be thinner and less active than for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Factors adversely impacting the market value of high yielding, high risk securities will adversely impact the Fund's net asset value.

      Securities are not purchased with a view to rapid turnover or to obtain short-term trading profits. Short-term trading profits are defined as profits on assets held less than twelve months. The term "portfolio turnover rate" refers to the percentage determined by dividing the lesser of the cost of purchases or the proceeds from sales of portfolio securities during the year by the average of the value of the portfolio securities owned by the Fund during the year. "Portfolio turnover rate" excludes investments in securities with less than one year to maturity at the time of purchase.

      The Fund has reserved the right to invest in repurchase agreements as a defensive measure. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. While the obligation is a U.S. Government security, the obligation of the seller to repurchase the security is not guaranteed by the U.S. Government, thereby creating the risk that the seller may fail to repurchase the security. Furthermore, in the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

      The Fund also may invest in securities which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The determination of the liquidity of these securities is a question of fact for the Board of Directors to determine, based upon the trading markets for the specific security, the availability of reliable price information and other relevant information. There may be a risk of little or no market for resale associated with such private placement securities if the Fund does not hold them to maturity. In addition, to the extent that qualified institutional buyers do not purchase restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio. However, the Fund is limited in its investments in Section 4(2) and Rule 144A debt securities by the investment restriction set forth in 1(c) under "Investment Restrictions" below. The Fund may invest generally up to 10% of its total assets in securities of other investment companies. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, or, if less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy:

          1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

                    (a) the purchase of a portion of an issue of publicly distributed debt securities;

                     (b)  investment in repurchase agreements  in
               an amount not to exceed 20% of the total net assets, taken at market, of the Fund; provided, however, that repurchase agreements maturing in more than seven days will not constitute more than 5% of the value of total net assets, taken at market; and

                     (c)   the  purchase of a portion  of  bonds,
               debentures or other debt securities of types commonly distributed privately to financial institutions in an amount not to exceed 5% of the value of total net assets, taken at market, of the Fund;

                provided, however, that the total investment of the Fund in repurchase agreements maturing in more than seven days, when combined with the type of investment set forth in 1(c) above, will not exceed 5% of the value of the Fund's total net assets, taken at market.

          2. The Fund will not purchase or sell real estate or interests in real estate, commodities or commodity futures. The Fund may invest in the securities of real estate investment trusts, but not more than 10% in value of the Fund's total net assets will be so invested.

          3. The Fund may make temporary bank borrowings (not in excess of 5% of the lower of cost or market value of the Fund's total net assets).

          4.   The Fund will not pledge any of its assets.

          5. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

          6.    Not  more than 5% of the Fund's total net assets,
          taken  at  market  value,  will  be  invested  in   the
          securities  of  any  one issuer (not  including  United
          States Government securities).

          7. Not more than 25% of the value of the Fund's total net assets will be concentrated in companies of any one industry or group of related industries.

          8. The Fund will not acquire or retain any security issued by a company, if an officer or director of such company is an officer or director of the Fund, or is an officer, director, shareholder or other interested person of the Adviser.

      All percentage limitations apply on the date of investment by the Fund.

      In addition to the foregoing restrictions, the Fund has adopted other restrictions to comply with the securities laws of various states. These restrictions may be changed by the Board of Directors of the Fund without shareholder approval. However, so long as the securities of the Fund are registered for sale in those states which require these restrictions, the restrictions will not be changed.

INVESTMENT ADVISER

      Under an investment advisory agreement dated June 30, 1983, Nicholas Company, Inc., 700 North Water Street, Suite 1010, Milwaukee, Wisconsin, furnishes the Fund with continuous investment service and is responsible for overall management of the Fund's business affairs subject to supervision by the Fund's Board of Directors. Nicholas Company, Inc. is the investment adviser to five other mutual funds and to approximately 35 institutions and individuals with substantial investment portfolios. The other funds for which Nicholas Company, Inc. acts as investment adviser are Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc.

      The annual fee paid to the Adviser is paid monthly and is based on the average net asset value of the Fund, as determined by valuations made at the close of each business day of the month. The annual fee is three-fourths of one percent (0.75 of 1%) of the average net asset value of the Fund, up to and including $50,000,000, six-tenths of one percent (0.6 of 1%) of the average net asset value over $50,000,000 to and including $100,000,000 and one-half of one percent (0.5 of 1%) of the average net asset value in excess of $100,000,000. The annual fee of 0.75 of 1% is higher than that paid by most other investment companies.

     Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes the Fund with office space, office facilities, executive officers and executive expenses (such as health insurance premiums for executive officers). The Adviser also bears all sales and promotional expenses of the Fund other than expenses incurred in complying with laws regulating the issue or sale of securities. The Fund pays all of its operating expenses. Included as "operating expenses" are fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing, accounting and tax consulting services, legal fees and expenses, printing, fees and expenses of any custodian or trustee having custody of Fund assets, postage, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto, and any other costs related to the aforementioned items.

      The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, litigation and extraordinary expenses, exceed the lowest, i.e., most restrictive, percentage of the Fund's average net assets established by the laws of the states in which the Fund's shares are registered for sale, as determined by valuations made as of the close of each business day of the year. The Adviser shall reimburse the Fund at the end of any fiscal year in which the aggregate annual operating expenses exceed such restrictive percentage.

      Albert O. Nicholas is President and a Director of both the Fund and the Adviser. Thomas J. Saeger, Executive Vice President and Secretary of the Fund, is Executive Vice President and Assistant Secretary of the Adviser. David L. Johnson is Executive Vice President of the Fund and Executive Vice President of the Adviser. He is a brother-in-law of Albert O. Nicholas. Lynn S. Nicholas and David O. Nicholas, Senior Vice Presidents of the Fund, are also Senior Vice Presidents of the Adviser. Lynn Nicholas is the daughter of Albert O. Nicholas, and David
Nicholas is the son of Albert O. Nicholas. Kathleen A. Evans, Assistant Vice President of the Fund, is also a Vice President of the Adviser. Cheryl L. King, Vice President and Treasurer of the Fund, and Candace L. Lesak, Vice President of the Fund, are also employees of the Adviser. Jeffrey T. May, Vice President of the Fund, also is Senior Vice President and Treasurer of the Adviser. David E. Leichtfuss, 100 E. Wisconsin Avenue, Milwaukee, Wisconsin is a Director and the Secretary of the Adviser. Mr. Leichtfuss is a partner with the law firm of Michael Best & Friedrich, Milwaukee, Wisconsin, legal counsel to the Fund and the Adviser. Daniel J. Nicholas, 2618 Harlem Boulevard, Rockford, Illinois, is the only other Director of the Adviser. Mr. Nicholas, a brother of Albert O. Nicholas, is a private investor.

      91% of the outstanding voting securities of the Adviser are owned by Albert O. Nicholas.

MANAGEMENT - DIRECTORS, EXECUTIVE OFFICERS OF THE FUND

      The overall operations of the Fund are conducted by the officers of the Fund under the control and direction of its Board of Directors. The following table sets forth the pertinent information about the Fund's officers and directors as of December 31, 1995:

      NAME, AGE AND           POSITIONS      PRINCIPAL OCCUPATIONS
          ADDRESS             HELD WITH      DURING PAST FIVE YEARS
                                FUND
      -------------           ---------      ----------------------
* Albert O. Nicholas, 64      President and   President          and
  700 N. Water Street         Director        Director,     Nicholas
  Milwaukee, WI  53202                        Company,  Inc.,  since
                                              1967.   He  has   been
                                              Portfolio      Manager
                                              for,   and   primarily
                                              responsible  for   the
                                              day-to-day  management
                                              of, the portfolios  of
                                              Nicholas  Fund,  Inc.,
                                              Nicholas Income  Fund,
                                              Inc.,  Nicholas  Money
                                              Market Fund, Inc.  and
                                              Nicholas        Equity
                                              Income   Fund,    Inc.
                                              since   the   Nicholas
                                              Company,   Inc.    has
                                              served  as  investment
                                              adviser    for    such
                                              funds.   He  also  was
                                              Portfolio Manager  for
                                              the  Fund and Nicholas
                                              Limited Edition,  Inc.
                                              from  the date of each
                                              such  fund's inception
                                              until March 1993.   He
                                              is     a     Chartered
                                              Financial Analyst.
  Melvin L. Schultz, 62       Director        Director           and
  10625 W. North Ave.                         Management
  Wauwatosa, WI  53226                        Consultant,
                                              Professional
                                              Management          of
                                              Milwaukee,  Inc.    He
                                              offers       financial
                                              advice  to members  of
                                              the     medical    and
                                              dental     professions
                                              and   is  a  Certified
                                              Professional  Business
                                              Consultant.
  Richard Seaman, 70          Director        Management
  5270 N. Maple Lane                          Consultant,   on    an
  Nashotah, WI  53058                         independent     basis,
                                              primarily    in    the
                                              areas    of   mergers,
                                              acquisitions       and
                                              strategic planning.
  Robert H. Bock, 63          Director        Professor of  Business
  3132 Waucheeta Trail                        Strategy,  Ethics  and
  Madison, WI  53711                          Venture       Capital,
                                              University          of
                                              Wisconsin  School   of
                                              Business, since  1965.
                                              From 1972 to 1984,  he
                                              was    Dean   of   the
                                              School of Business.
  David L. Johnson, 53        Executive Vice  Executive         Vice
  700 N. Water Street         President       President,    Nicholas
  Milwaukee, WI  53202                        Company,   Inc.,   the
                                              Adviser  to the  Fund,
                                              and  employed  by  the
                                              Adviser  since   1980.
                                              He   is   a  Chartered
                                              Financial Analyst.
  Thomas J. Saeger, 51        Executive Vice  Executive         Vice
  700 N. Water Street         President and   President          and
  Milwaukee, WI  53202        Secretary       Assistant   Secretary,
                                              Nicholas      Company,
                                              Inc.,  the Adviser  to
                                              the      Fund,     and
                                              employed    by     the
                                              Adviser  since   1969.
                                              He   is   a  Certified
                                              Public Accountant.
  Lynn S. Nicholas, 39        Senior Vice     Senior            Vice
  700 N. Water Street         President       President,    Nicholas
  Milwaukee, WI  53202                        Company,   Inc.,   the
                                              Adviser  to the  Fund,
                                              and  employed  by  the
                                              Adviser          since
                                              September  1983.   She
                                              is     a     Chartered
                                              Financial Analyst.
  David O. Nicholas, 34       Senior Vice     Senior            Vice
  700 N. Water Street         President and   President,    Nicholas
  Milwaukee, WI  53202        Portfolio       Company,   Inc.,   the
                              Manager         Adviser  to the  Fund,
                                              and  employed  by  the
                                              Adviser          since
                                              December   1985.    He
                                              has   been   Portfolio
                                              Manager    for,    and
                                              primarily  responsible
                                              for   the   day-to-day
                                              management   of,   the
                                              portfolios          of
                                              Nicholas II, Inc.  and
                                              Nicholas       Limited
                                              Edition,  Inc.   since
                                              March  1993.  He  also
                                              is     a     Chartered
                                              Financial Analyst.
  Candace L. Lesak, 38        Vice President  Employee,     Nicholas
  700 N. Water Street                         Company,   Inc.,   the
  Milwaukee, WI  53202                        Adviser  to the  Fund,
                                              since  February  1983.
                                              She   is  a  Certified
                                              Financial Planner.
  Jeffrey T. May, 39          Vice President  Senior  Vice President
  700 N. Water Street                         and         Treasurer,
  Milwaukee, WI  53202                        Nicholas      Company,
                                              Inc.,  the Adviser  to
                                              the      Fund,     and
                                              employed    by     the
                                              Adviser   since   July
                                              1987.    He    is    a
                                              Certified       Public
                                              Accountant.
  Cheryl L. King, 34          Vice President  Employee,     Nicholas
  700 N. Water Street         and Treasurer   Company,   Inc.,   the
  Milwaukee, WI  53202                        Adviser  to the  Fund,
                                              since 1983.  She is  a
                                              Certified       Public
                                              Accountant.
  Kathleen A. Evans, 47       Assistant Vice  Vice        President,
  700 N. Water Street         President       Nicholas      Company,
  Milwaukee, WI  53202                        Inc.,  the Adviser  to
                                              the      Fund,     and
                                              employed    by     the
                                              Adviser  since   March
                                              1985.
____________________

* Mr. Nicholas is the only director of the Fund who is an "interested person" in the Adviser, as that term is defined in the Investment Company Act of 1940, as amended.

      Mr. David O. Nicholas is the Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio.

PURCHASE OF CAPITAL STOCK

      Applications for the purchase of shares are made to Nicholas II, Inc., c/o Firstar Trust Company, P.0. Box 2944, Milwaukee, Wisconsin 53201-2944. The Fund has available an Automatic Investment Plan for shareholders. Anyone interested should contact the Fund for additional information.

      The price per share will be the net asset value next computed after the time the application is received in proper order and accepted by the Fund. The determination of the net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of trading on the New York Stock Exchange ("Exchange") on that day (usually 4:00 p.m., New York time). Accordingly, purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Firstar Trust Company's Post Office Box, of purchase applications or redemption requests does not constitute receipt by Firstar Trust Company or the Fund. Correspondence intended for overnight courier should not be sent to the Post Office Box address. OVERNIGHT COURIER DELIVERY SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check drawn on a U.S. bank, savings and loan or credit union. Checks are accepted subject to collection at full face value in U.S. funds. The custodian will charge a $15 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous for shareholders; for example, if an individual previously tried to pay for shares with a bad check, the Fund reserves the right not to accept future applications from that individual. Any account (including custodial accounts) opened without a proper social security number or taxpayer identification number may be liquidated and distributed to the owner(s) of record on the first business day following the 60th day of investment, net of the back-up withholding tax amount.

     The Board of Directors has established $1,000 as the minimum initial purchase and $100 as the minimum for any subsequent purchase, except in the case of reinvestment of distributions. The Automatic Investment Plan has a minimum monthly investment of $50. Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below the $1,000 minimum required investment due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give advance written notice of at least 30 days to the accounts below such minimum.

      Purchase of shares will be made in full and fractional shares computed to three decimal places. To purchase additional shares of the Fund by federal wire transfer, please send to:

                  FIRSTAR BANK MILWAUKEE, N.A.
                        ABA #0750-00022
               TRUST FUNDS, ACCOUNT #112-952-137
                   777 EAST WISCONSIN AVENUE
                   MILWAUKEE, WISCONSIN 53202
            FOR FURTHER CREDIT TO NICHOLAS II, INC.
       [YOUR ACCOUNT NUMBER AND THE TITLE OF THE ACCOUNT]

If  a  wire  purchase is to be an initial purchase,  please  call
Firstar Trust Company (414-276-0535) with the appropriate account information prior to sending the wire.

      Shares of Common Stock of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers ("Processing Intermediaries"). When shares of Common Stock of the Fund are purchased this way, the Processing Intermediary, rather than its customer, may be the shareholder of record. Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. A processing intermediary may be required to register as a broker or dealer under certain laws.

      An investor intending to invest in the Fund through a Processing Intermediary should read the program materials provided by the Processing Intermediary in conjunction with this Prospectus. Processing Intermediaries may charge fees or other charges for the services they provide to their customers. Investors who do not wish to receive the services of a Processing Intermediary, or pay the fees that may be charged for such services, may want to consider investing directly with the Fund. Direct purchase or sale of shares of Common Stock of the Fund may be made without a sales or redemption charge.

      Certificates representing Fund shares purchased will not be issued unless the shareholder specifically requests certificates by signed written request to the Fund. Certificates are mailed to requesting shareholders approximately two weeks after receipt of the request by the Fund. In no instance will certificates be issued for fractional shares. Where certificates are not requested, the Fund's transfer agent, Firstar Trust Company, Milwaukee, Wisconsin, will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases of Fund shares.

REDEMPTION OF CAPITAL STOCK

     A shareholder may require the Fund to redeem shares in whole or in part at any time during normal business hours. Redemption requests must be signed by each shareholder in the exact manner as the Fund account is registered and must state the amount of redemption and identify the shareholder account number. When shares are represented by certificates, redemption is accomplished by delivering to the Fund, c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944, the
certificate(s)  for  the  full  shares  to  be   redeemed.    The
certificate(s) must be properly endorsed or accompanied by instrument of transfer, in either case with signatures guaranteed by an "eligible guarantor institution" as defined in Section 240.17Ad-15 of the Code of Federal Regulations. An "eligible guarantor institution" includes a bank, a savings and loan association, a credit union, or a member firm of a national securities exchange. A notary public is not an acceptable guarantor.

      If certificates have not been issued, redemption is accomplished by delivering an original signed written request for redemption addressed to Nicholas II, Inc., c/o Firstar Trust Company. Facsimile transmission of redemption requests is not acceptable. If the account registration is Individual, Joint Tenants, Sole Proprietorship, Custodial (Uniform Transfer to Minors Act), or General Partners, the written request must be signed exactly as the account is registered. If the account is owned jointly, all owners must sign. Written confirmations are issued for all redemptions of Fund shares.

     The Fund may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. Specifically, if the account is registered in the name of a corporation or association, the written request must be accompanied by a corporate resolution signed by the authorized person(s). A redemption request for accounts registered in the name of a legal trust must have a copy of the title and signature page of the trust agreement on file or must be accompanied by the trust agreement and signed by the trustee(s). If the trustee(s)'s name is not registered on the account, a copy of the trust document certified within the last 60 days is required.

     If there is doubt as to what documents or instructions are necessary in order to redeem shares, please write or call Firstar Trust Company (414-276-0535), prior to submitting the redemption request. A redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company.

     For federal income tax purposes, a redemption generally is treated as a sale of the shares being redeemed, with the shareholder recognizing capital gain or loss equal to the difference between the redemption price and the shareholder's cost for the shares being redeemed.

     Shareholders who have an individual retirement account ("IRA"), a master retirement plan or other retirement plan must indicate on their redemption requests whether or not to withhold federal income tax. Redemption requests lacking an election not to have federal income tax withheld will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

     All redemptions will be processed immediately upon receipt. Share redemption orders are effected at the net asset value next determined after receipt of the order in proper form by the Fund. Accordingly, shares tendered for redemption on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Requests for redemption of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the closing of trading on the next day the Exchange is open. The redemption price will depend on the market value of the investments in the Fund's portfolio at the time of redemption and may be more or less than the cost of shares redeemed. The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. The Fund ordinarily will make payment for redeemed shares within seven days after receipt of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. The Fund reserves the right to hold payment up to 15 days or until satisfied that investments made by check have been collected. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable.

     The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services or receipt at Firstar Trust Company's Post Office Box of redemption requests does not constitute receipt by Firstar Trust Company or the Fund. DO NOT mail letters by overnight courier to the Post Office Box address. CORRESPONDENCE MAILED BY OVERNIGHT COURIER SHOULD BE SENT TO THE FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      Telephone redemption is automatically extended to all accounts in the Fund unless this privilege is declined in writing. This option does not apply to IRA accounts and master retirement plans for which Firstar Trust Company acts as custodian. Telephone redemptions can only be made by calling Firstar Trust Company at 800-544-6547 or (414) 276-0535. In
addition to the account registration, you will be required to provide either the account number or social security number.
Telephone  calls  will  be  recorded.       Telephone  redemption
requests must be received prior to the closing of the New York Stock Exchange (usually 4:00 p.m., New York time) to receive that day's net asset value. There will be no exceptions due to market activity. The maximum telephone redemption is $25,000 per account/per business day. The maximum telephone redemption for related accounts is $100,000 per business day. The minimum telephone redemption is $1,000 except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of redemption instructions received by telephone. As a result, the shareholder will bear the risk of loss in the event of a fraudulent telephone redemption. The staff of the Securities and Exchange Commission is currently considering the propriety of this policy.

     The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds also may be wired to a pre-authorized account at a commercial bank in the United States. Firstar Trust Company charges a fee for each wire redemption, up to $10.00. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

    SIGNATURE GUARANTEES. A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions: (i) if you change the ownership on your account; (ii) upon redemption of shares when certificates have been issued for your account; (iii) when you want the redemption proceeds sent to a different address than is registered on the account; (iv) for both certificated and uncertificated shares, if the proceeds are to be made payable to someone other than the account owner(s); (v) any redemption transmitted by federal wire transfer to your bank; and (vi) if a change of address request has been received by the Fund or Firstar Trust Company within 15 days of a redemption request. In addition, signature guarantees will be required for all redemptions of $100,000 or more from any shareholder account in the Nicholas Family of Funds. A redemption will not be processed until the signature guarantee, if required, is received in proper form.

EXCHANGE BETWEEN FUNDS

     If a shareholder chooses to exercise the exchange privilege, the shares will be exchanged at their next determined net asset value. When an exchange into the Nicholas Money Market Fund, Inc. would involve investment of the exchanged amount on a day when the New York Stock Exchange is open for trading but the Federal Reserve Banks are closed, shares of the Fund will be redeemed on the day upon which the exchange request is received; however, issuance of Nicholas Money Market Fund, Inc. shares may be delayed an additional day in order to avoid the dilutive effect on return (i.e. reduction in net investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested. In such a case, the exchanged amount would be uninvested for this one day period. Shareholders interested in exercising the exchange privilege must obtain an authorization form and the appropriate prospectus from Nicholas Company, Inc. An exchange constitutes a sale for federal tax purposes and a capital gain or loss generally will be recognized upon the exchange, depending upon whether the net asset value at the time is more or less than the shareholder's cost. An exchange between the funds involving master retirement (Keogh) plan and IRA accounts generally will not constitute a taxable transaction for federal tax purposes. This exchange privilege is available only in states where shares of the Fund being acquired may legally be sold, and the privilege may be terminated or modified only upon 60 days advance notice to shareholders; however, procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company.

     Shares of the Fund which have been outstanding at least 15 days may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser and which permit such exchanges. Nicholas Company, Inc. is also the investment adviser to Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc. Nicholas Fund, Inc. has an investment objective of capital appreciation in which income is a secondary consideration. Nicholas Income Fund, Inc.'s investment objective is to seek high current income consistent with the preservation and conservation of capital value. Nicholas Limited Edition, Inc. has as its investment objective long-term growth in which income is a secondary consideration. Shareholders are reminded, however, that Nicholas Limited Edition, Inc. is restricted in size to ten million shares, and that the exchange privilege into that fund may be terminated or modified at a time when that maximum is reached. Nicholas Money Market Fund, Inc. has an investment objective of achieving as high a level of current income as is consistent with preserving capital and providing liquidity. Nicholas Equity
Income Fund, Inc. has an investment objective of reasonable income, with moderate long-term growth as a secondary consideration. Exchanges by mail are available for all of these funds. Exchanges by telephone are available only between the Fund and Nicholas Money Market Fund, Inc. and between Nicholas Fund, Inc. and Nicholas Money Market Fund, Inc. Exchange of shares can be accomplished in the following ways:

     Exchange by Mail. An exchange of shares of the Fund for shares of other available Nicholas mutual funds will be made without cost to the investor through written request.
Shareholders interested in exercising the exchange by mail privilege may obtain the appropriate prospectus from Nicholas Company, Inc.

     Signatures required are the same as previously explained under "Redemption of Capital Stock."

      Exchange  by  Telephone.   Shareholders  may  exchange   by
telephone  among all funds for which the Nicholas  Company,  Inc.
serves as investment adviser.



     Only exchanges of $l,000 or more may be executed using the telephone exchange privilege. Firstar Trust Company charges a $5.00 fee for each telephone exchange.

     In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000, with a maximum of $l,000,000 per day for related accounts. Exchanges between the Fund and Nicholas Equity Income Fund, Inc. are limited to $25,000 per day and $100,000 per day for related accounts. Four telephone exchanges per account during any twelve month period will be allowed.

    Fund shares in IRA and master retirement plan accounts may be exchanged by telephone to any of the Funds managed by the Nicholas Company, Inc. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of
exchange   instructions  received by telephone.

    Telephone exchanges can only be made by calling Firstar Trust
Company at (4l4) 276-0535. You will be required to provide pertinent information regarding your account (social security number or account number). Calls will be recorded.

TRANSFER OF CAPITAL STOCK

     Shares of the Fund may be transferred in instances such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. Documents and instructions necessary to transfer capital stock can be obtained by writing or calling Firstar Trust Company (414-276-0535) or Nicholas Company, Inc. (414-272-6133) prior to submitting any transfer requests.

DETERMINATION OF NET ASSET VALUE

     The net asset value of a share of the Fund is determined by dividing the total value of the net assets of the Fund by the total number of shares outstanding at that time. Net assets of the Fund are determined by deducting the liabilities of the Fund from total assets. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day the Exchange is open for unrestricted trading.

     Securities  traded  on a stock exchange will  ordinarily  be valued on the basis of the last sale price on the date of valuation, or in the absence of any sale on that day, the closing bid price. Other securities will be valued at the current bid price. Any securities for which there are no readily available market quotations will be valued at fair value, as determined in good faith by the Board of Directors. Odd lot differentials and brokerage commissions will be excluded in calculating values. All assets other than securities will be valued at their then current fair value as determined in good faith by the Board of Directors.

DIVIDENDS AND FEDERAL TAX STATUS

     The Fund intends to continue to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 and intends to take all other action required to ensure that little or no federal income or excise taxes will be payable by the Fund. As a result, the Fund generally will distribute annually to its shareholders substantially all of its net investment income and net capital gains (after utilization of any available capital loss carryovers).

     For federal income tax purposes, distributions by the Fund, whether received in cash or invested in additional shares of the Fund, will be taxable to the Fund's shareholders, except those shareholders that are not subject to tax on their income. Long-term capital gain distributed by the Fund will retain the character that it had at the Fund level. Income distributed from the Fund's net investment income and net realized short-term capital gains are taxable to shareholders as ordinary income. Distributions generally will be made annually in December. The Fund will provide information to shareholders concerning the character and federal tax treatment of any distribution.

     Since at the time of purchase of shares the Fund may have undistributed income or capital gains included in the computation of the net asset value per share, a dividend or capital gain distribution received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

     Under federal law, some shareholders may be subject to a 31% "backup withholding" on reportable dividends, capital gain distributions (if any) and redemption payments. Generally, shareholders subject to backup withholding will be those (i) for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number, or (ii) who have failed to declare or underreported certain income on their federal returns. When establishing an account, an investor must certify under penalties of perjury that the taxpayer identification number supplied to the Fund is correct and that he or she is not subject to backup withholding.

     The foregoing tax discussion relates to federal income taxes only and is not intended to be a complete discussion of all federal tax consequences. Shareholders should consult with a tax adviser concerning the application of federal, state and local taxes to an investment in the Fund.

DIVIDEND REINVESTMENT PLAN

    Unless a shareholder elects to accept cash in lieu of shares, all dividend and capital gain distributions are automatically reinvested in additional shares of the Fund through the Dividend Reinvestment Plan. An election to accept cash may be made in an application to purchase shares or by separate written notification. All reinvestments are at the net asset value per share in effect on the dividend or distribution record date and are credited to the shareholder's account. Shareholders will be advised of the number of shares purchased and the price following each reinvestment.

     Shareholders may withdraw from or thereafter elect to participate in the Dividend Reinvestment Plan at any time by giving written notice to the Transfer Agent. An election must be received by the Transfer Agent prior to the dividend record date of any particular distribution for the election to be effective for that distribution. If an election to withdraw from or participate in the Dividend Reinvestment Plan is received between a dividend record date and payment date, it shall become effective on the day following the payment date. The Fund may modify or terminate the Dividend Reinvestment Plan at any time on 30 days written notice to participants.

INDIVIDUAL RETIREMENT ACCOUNT

     Individuals may be able to establish their own tax-sheltered
IRA.   The  Fund  offers  a prototype IRA plan  for  adoption  by
individuals    who   qualify   for   spousal,   deductible    and
non-deductible IRA accounts.

     As  long as the aggregate IRA contributions meet the  Fund's minimum investment requirement of $1,000, the Fund will accept any allocation of such contribution between spousal, deductible and non-deductible accounts. The acceptability of this calculation is the sole responsibility of the shareholder. For this reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their IRA contributions.

     A description of applicable service fees and application forms are available upon request from the Fund. The IRA documents also contain a disclosure statement which the IRS requires to be furnished to individuals who are considering adopting an IRA. It is important you obtain up-to-date information from the Fund before opening an IRA.

     Because a retirement program involves commitments covering future years, it is important that the investment objectives of the Fund are consistent with your own retirement objectives. Premature withdrawals from an IRA may result in adverse tax consequences. Consultation with a tax adviser regarding tax consequences is recommended.

MASTER RETIREMENT PLAN

     The Fund has available a master retirement plan (formerly called a "Keogh" Plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the plan is recommended.

CAPITAL STRUCTURE

     The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $0.01 per share. Each full share has one vote and all shares participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of liquidation. There are no conversion or sinking fund provisions applicable to shares. Holders have no preemptive rights and may not cumulate their votes in the election of directors. Shares are redeemable and are transferable. Fractional shares entitle the holder to the same rights as whole shares.

ANNUAL MEETING

      Under the laws of the State of Maryland, registered investment companies, such as the Fund, may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted the appropriate provisions in its By-Laws and will not hold annual meetings of shareholders for the following purposes unless otherwise required to do so: (i) election of directors; (ii) approval of the investment advisory agreement; (iii) ratification of the selection of independent auditors; and (iv) approval of any distribution agreement.

    In the event the Fund is not required to hold annual meetings of shareholders to elect Directors, the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than l0% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a Director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

SHAREHOLDER REPORTS

     Shareholders will be provided with a report or a current prospectus showing the Fund's portfolio and other information at least semiannually. After the close of the Fund's fiscal year, which ends September 30, an annual report or current prospectus containing financial statements audited by the Fund's independent public accountants, Arthur Andersen LLP, will be sent to shareholders. Inquiries concerning the Fund may be made by telephone at (414) 272-6133, or by writing to Nicholas II, Inc., 700 North Water Street, Suite 1010, Milwaukee, Wisconsin 53202,
Attention:  Corporate Secretary.

CUSTODIAN AND TRANSFER AGENT

     Firstar  Trust Company, 615 East Michigan Street, Milwaukee,
Wisconsin 53202, acts as Custodian and Transfer Agent of the Fund.

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

     Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has been selected as the independent accountants for the Fund. Michael Best & Friedrich, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has passed on the legality of the shares of Common Stock of the Fund being offered.

                           PROSPECTUS




                       NICHOLAS II, INC.




                       INVESTMENT ADVISER
                     NICHOLAS COMPANY, INC.
                           MILWAUKEE


                  CUSTODIAN AND TRANSFER AGENT
                     FIRSTAR TRUST COMPANY
                    MILWAUKEE  414/276-0535


                 INDEPENDENT PUBLIC ACCOUNTANTS
                      ARTHUR ANDERSEN LLP
                           MILWAUKEE


                            COUNSEL
                    MICHAEL BEST & FRIEDRICH
                           MILWAUKEE













                       NICHOLAS II, INC.


                     700 NORTH WATER STREET
                   MILWAUKEE, WISCONSIN 53202
                        January 31, 1996

                       Nicholas II, Inc


                          Form N-1A



          Part B: Statement of Additional Information

                       NICHOLAS II, INC.




              STATEMENT OF ADDITIONAL INFORMATION




               700 North Water Street, Suite 1010
                  Milwaukee, Wisconsin  53202
                          414-272-6133






      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Nicholas II, Inc. (the "Fund"), dated January 31, 1996, and the Fund's Annual Report for the fiscal year ended September 30, 1995, which is incorporated herein by reference, as they may be revised from time to time. To obtain a copy of the Fund's Prospectus and Annual Report, please write or call the Fund at the address and telephone number set forth above.







                 NO LOAD FUND - NO SALES CHARGE



                       Investment Adviser



                     NICHOLAS COMPANY, INC.













                        January 31, 1996

                       TABLE OF CONTENTS



                                                             Page



INTRODUCTION                                                    1

INVESTMENT OBJECTIVES AND POLICIES                              1

INVESTMENT RESTRICTIONS                                         3

INVESTMENT ADVISER                                              5

MANAGEMENT - DIRECTORS   EXECUTIVE OFFICERS
OF THE FUND                                                     7

PRINCIPAL SHAREHOLDERS                                          9

PURCHASE OF CAPITAL STOCK                                      10

REDEMPTION OF CAPITAL STOCK                                    11

EXCHANGE BETWEEN FUNDS                                         13

TRANSFER OF CAPITAL STOCK                                      14

DETERMINATION OF NET ASSET VALUE                               14

DIVIDENDS AND FEDERAL TAX STATUS                               15

DIVIDEND REINVESTMENT PLAN                                     15

INDIVIDUAL RETIREMENT ACCOUNT                                  16

MASTER RETIREMENT PLAN                                         16

BROKERAGE                                                      16

PERFORMANCE DATA                                               17

CAPITAL STRUCTURE                                              19

STOCK CERTIFICATES                                             19

ANNUAL MEETING                                                 19

SHAREHOLDER REPORTS                                            19

CUSTODIAN AND TRANSFER AGENT                                   19

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL                      20

FINANCIAL INFORMATION                                          20

                        INTRODUCTION

      Nicholas II, Inc. ("Fund") was incorporated under the laws of Maryland on June 28, 1983. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. As an open-end investment company, it obtains its assets by continuously selling shares of its Common Stock, $01 par value per share, to the public. Proceeds from such sales are invested by the Fund in securities of other companies. The resources of many investors are combined and each individual investor has an interest in every one of the securities owned by the Fund. The Fund provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries and furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at their net asset value next determined following receipt of the redemption request. The investment adviser to the Fund is Nicholas Company, Inc. ("Adviser").

INVESTMENT OBJECTIVES AND POLICIES

      The Fund has adopted primary investment objectives, which are fundamental policies. The Fund also has adopted secondary investment objectives and certain other policies which are not fundamental and may be changed by the Board of Directors without shareholder approval. However, any changes will be made only upon advance notice to shareholders. Such changes may result in the Fund having secondary investment and other policy objectives different from the objectives which a shareholder considered appropriate at the time of investment in the Fund.

      The primary investment objective of the Fund is long-term growth, and securities are selected for its portfolio on that basis. Current income will be a secondary factor in considering the selection of investments. There are market risks inherent in any investment and there can be no assurance the objective of the Fund will be realized, nor can there be any assurance against possible loss in the value of the Fund's portfolio.

      It is the policy of the Fund to invest in securities which are believed by both the Adviser and the Board of Directors of the Fund to offer possibilities for increase in value, which for the most part are common stocks of companies the Adviser considers to have favorable long-term prospects. Since the major portion of the Fund's portfolio consists of common stocks, its net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities.


      The Fund's investment philosophy is basically a long-term growth philosophy, inherent in which is the assumption that if a company achieves superior growth in sales and earnings, eventually the company's stock will achieve superior performance. While small and medium size companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy in general, they also may have the potential for more rapid, and greater, long-term growth because of newer and more innovative products. The Adviser believes a company's annual sales volume and the market capitalization of a company are the factors most illustrative of a company's size and are factors commonly used by investors in determining size. The following standards are used by the Adviser in distinguishing company size and are considered reasonable:

                 ANNUAL SALES VOLUME          MARKET CAPITALIZATION

 Small            0 to $500 Million             0 to $500 Million
 Medium      $500 Million to $1.0 Billion   $500 Million to $2.0 Billion
 Large            Over $1.0 Billion             Over $2.0 Billion

      In seeking capital appreciation, the Fund will often purchase common stock of small and medium size companies which often fluctuates in price more than common stocks of larger companies, such as many of those included in the Dow Jones
Industrial Average. Therefore, during the history of the Fund, its price per share has often been more volatile, in both "up" and "down" markets than most of the popular stock averages.

      Securities of unseasoned companies, where the risks are considerably greater than with securities of more established companies, also may be acquired from time to time by the Fund when the Adviser believes such investments offer possibilities of capital appreciation. However, the Fund is limited in the percentage of total fund assets which may be invested in the securities of unseasoned companies (i.e., companies which have a record of less than three years continuous operation.)

      Debt securities and preferred stock that are convertible into or carry rights to acquire common stock, and other debt securities, such as those selling at substantial discounts, may be acquired from time to time when the Adviser believes such investments offer the possibility of appreciation in value. The Adviser intends generally to limit the Fund's purchase of debt securities and preferred stock to those which are rated in one of the top four rating categories by any of the nationally recognized statistical rating organizations ("NRSROs") as defined in Section 270.2a-7 of the Code of Federal Regulations, or will be unrated instruments but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase. However, this policy will not preclude the Fund from retaining a security if its credit quality is downgraded to a non-investment grade level after purchase.

     It is anticipated the major portion of the portfolio will be invested in common stocks at all times. However, there is no minimum or maximum percentage of the Fund's assets which is required to be invested in any type of security. Cash and cash equivalent securities will be retained by the Fund in an amount sufficient to provide moderate liquid reserves so that the Fund always has sufficient cash to meet shareholder redemption requests and other operating expenses. The Fund reserves freedom to temporarily invest its assets in investment grade fixed income securities as a defensive measure when conditions are deemed to warrant such action. "Investment grade fixed income securities" refers to fixed income securities ranked in the top four debt security rating categories of any of the NRSROs, or unrated but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase. However, this policy will not preclude the Fund from retaining a security if its credit quality is downgraded to a non-investment grade level after purchase. The fixed income securities described in the fourth category of these rating services possess speculative characteristics. Non-investment grade securities tend to reflect individual corporate developments to a greater extent, tend to be more sensitive to economic conditions and tend to have a weaker capacity to pay interest and repay principal than higher rated securities. Because the market for lower rated securities may be thinner and less active than for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Factors adversely impacting the market value of high yielding, high risk securities will adversely impact the Fund's net asset value.

      Securities are not purchased with a view to rapid turnover or to obtain short-term trading profits. Short-term trading profits are defined as profits on assets held less than twelve months. The term "portfolio turnover rate" refers to the percentage determined by dividing the lesser of the cost of purchases or the proceeds from sales of portfolio securities during the year by the average of the value of the portfolio securities owned by the Fund during the year. "Portfolio turnover rate" excludes investments in securities with less than one year to maturity at the time of purchase.

      The Fund has reserved the right to invest in repurchase agreements as a defensive measure. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees, upon entering into the contract, to repurchase the security from the Fund at a mutually agreed upon time and price. The prices at which the trades are conducted do not reflect accrued interest on the underlying obligation. While the obligation is a U.S. Government security, the obligation of the seller to repurchase the security is not guaranteed by the U.S. Government, thereby creating the risk that the seller may fail to repurchase the security.

      Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral. The Fund would also retain ownership of the securities in the event of a default under a repurchase agreement that is construed not to be a collateralized loan. In such event, the Fund would also have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

      The Fund also may invest in securities which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The determination of the liquidity of these securities is a question of fact for the Board of Directors to determine, based upon the trading markets for the specific security, the availability of reliable price information and other relevant information. There may be a risk of little or no market for resale associated with such private placement securities if the Fund does not hold them to maturity. In addition, to the extent that qualified institutional buyers do not purchase restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio. However, the Fund is limited in its investments in Section 4(2) and Rule 144A debt securities by the investment restriction set forth in 1(c) under "Investment Restrictions" below. The Fund may invest generally up to 10% of its total assets in securities of other investment companies. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, or, if less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy.

          1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

                    (a) the purchase of a portion of an issue of publicly distributed debt securities;

                     (b)  investment in repurchase agreements  in
               an amount not to exceed 20% of the total net assets, taken at market, of the Fund; provided, however, that repurchase agreements maturing in more than seven days will not constitute more than 5% of the value of total net assets, taken at market; and

                     (c)   the  purchase of a portion  of  bonds,
               debentures or other debt securities of types commonly distributed privately to financial institutions in an amount not to exceed 5% of the value of total net assets, taken at market, of the Fund;

                provided, however, that the total investment of the Fund in repurchase agreements maturing in more than seven days, when combined with the type of investment set forth in 1(c) above, will not exceed 5% of the value of the Fund's total net assets, taken at market.

          2. The Fund will not purchase or sell real estate or interests in real estate, commodities or commodity futures. The Fund may invest in the securities of real estate investment trusts, but not more than 10% in value of the Fund's total net assets will be so invested.

          3. The Fund may make temporary bank borrowings (not in excess of 5% of the lower of cost or market value of the Fund's total net assets).

          4.   The Fund will not pledge any of its assets.

          5. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

          6.    Not  more than 5% of the Fund's total net assets,
          taken  at  market  value,  will  be  invested  in   the
          securities  of  any  one issuer (not  including  United
          States Government securities).

          7. Not more than 25% of the value of the Fund's total net assets will be concentrated in companies of any one industry or group of related industries.

          8. The Fund will not acquire or retain any security issued by a company, if an officer or director of such company is an officer or director of the Fund, or is an officer, director, shareholder or other interested person of the Adviser.

      In addition to the foregoing restrictions, the Fund has adopted the following restrictions which may be changed by the Board of Directors of the Fund without shareholder approval. However, so long as the securities of the Fund are registered for sale in those states which require these restrictions, the restrictions will not be changed. Any such change would be made only upon advance notice to shareholders in the form of an amended Statement of Additional Information filed with the Securities and Exchange Commission.

          1. The Fund will not acquire or retain any security issued by a company if one or more directors or shareholders or other affiliated persons of its investment adviser beneficially own more than one half of one percent (.5 of 1%) of such company's stock or other securities, and all of the foregoing persons owning more than one-half of one percent (.5 of 1%) together own more than 5% of such stock or security.

          2. The Fund will not invest more than 5% of its total net assets in equity securities which are not readily marketable and in securities of unseasoned companies (i.e., companies which have a record of less than three years' continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business).

          3. The Fund will not invest in interests in oil, gas or other mineral exploration programs, but this shall not prohibit the Fund from investing in securities of companies engaged in oil, gas or mineral activities.

          4.     The   Fund  will  not  invest  in  puts,  calls,
          straddles, spreads or any combination thereof.

          5. The Fund will not purchase any securities which would cause more than 2% of its total net assets at the time of such purchase to be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or would cause more than 5% of its total net assets to be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities.

          6. The Fund will not invest more than 10% of its total net assets in restricted securities (i.e., securities acquired directly or indirectly from an issuer, or from a person in a control relationship with such an issuer (an affiliate) in a transaction or chain of transactions not involving any public offering.)

          7. Securities of other open-end investment companies will not be purchased.

          8. The Fund will not invest in bonds, debentures or other debt securities of types commonly distributed in private placements to financial institutions, repurchase agreements maturing in more than seven days, other securities that are not readily marketable, and all other illiquid securities which, taken in the aggregate, would exceed 10% of the value of the Fund's total net assets.

          9.    The  Fund  may  not  issue senior  securities  in
          violation  of the Investment Company Act  of  1940,  as
          amended. The Fund may make borrowings but only for temporary or emergency purposes and then only in amounts not in excess of 5% of the lower of cost or market value of the Fund's total net assets.

      All percentage limitations apply on the date of investment by the Fund. As a result, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets of the Fund will not constitute a violation of that restriction.

INVESTMENT ADVISER

      Under an investment advisory agreement dated June 30, 1983, Nicholas Company, Inc., 700 North Water Street, Suite 1010, Milwaukee, Wisconsin, furnishes the Fund with continuous investment service and is responsible for overall management of the Fund's business affairs, subject to supervision by the Fund's Board of Directors. The Adviser is the investment adviser to approximately 35 institutions and individuals with substantial investment portfolios, and to five other mutual funds, which are sold without sales charge. The other funds for which the Adviser serves as investment adviser are Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc.

      Nicholas  Fund,  Inc.  has a primary objective  of  capital appreciation. It had net assets of $3,281,652,640 as of September 30, 1995. Nicholas Income Fund, Inc. had net assets of $156,833,331 as of September 30, 1995. Its investment objective is high current income consistent with the preservation and conservation of capital values. Nicholas Limited Edition, Inc. had net assets of $164,363,716 as of September 30, 1995 Its investment objective is long-term growth in which income is a secondary consideration. Nicholas Money Market Fund, Inc. had net assets of $110,125,921 as of September 30, 1995. Its investment objective is achieving as high a level of current income as is consistent with preserving capital and providing liquidity. Nicholas Equity Income Fund, Inc. has a primary investment objective to produce reasonable income for the investor, and had net assets of $13,926,751 as of September 30, 1995.

      The annual fee paid to the Adviser is paid monthly and is based on the average net asset value of the Fund, as determined by valuations made at the close of each business day of the month. The annual fee is three-fourths of one percent (0.75 of 1%) of the average net asset value of the Fund, up to and including $50,000,000, six-tenths of one percent (.6 of 1%) of the average net asset value over $50,000,000 to and including $100,000,000, and one-half of one percent (.5 of 1%) of the average net asset value in excess of $100,000,000. The annual fee of 0.75 of 1% is higher than that paid by most other investment companies. As of September 30, 1995, total net assets of the Fund were $682,233,977. The fee paid to the Adviser for the fiscal year of the Fund ended September 30, 1995 was $3,321,192.

     Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes the Fund with office space, office facilities, executive officers and executive expenses (such as health insurance premiums for executive officers). The Adviser also bears all sales and promotional expenses of the Fund other than expenses incurred in complying with laws regulating the issue or sale of securities, and fees paid for attendance at Board meetings to directors who are not interested persons of the Adviser or officers or employees of the Fund. The Fund pays all of its operating expenses, including, but not limited to, the costs of preparing and printing post-effective amendments to its registration statements required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any amendments thereto and of preparing and printing registration statements in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of stock certificates, reports to shareholders, interest charges, taxes and legal expenses. Also included as "operating expenses" which are paid by the Fund are fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing, accounting and tax consulting services, fees and expenses of any custodian or trustees having custody of Fund assets, postage, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems
related   thereto,   and   any  other  costs   related   to   the
aforementioned items.


      The Adviser has undertaken to reimburse the Fund to the extent the aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, litigation and extraordinary expenses exceed the lowest, i.e., most restrictive, percentage of the Fund's average net assets established by the laws of the states in which the Fund's shares are registered for sale, as determined by valuations made as of the close of each business day of the year. The Adviser shall, on a monthly basis, reimburse the Fund by offsetting against its monthly fee all expenses in excess of these amounts as pro rated on an annual basis. During the fiscal years ended September 30, 1995, September 30, 1994, and September 30, 1993, the Fund paid the Adviser an aggregate of $3,321,192, $3,491,703 and $3,788,131, respectively, in fees.
During none of the foregoing fiscal years did the expenses borne by the Fund exceed the expense limitation then in effect and the Adviser was not required to reimburse the Fund for any additional expenses.

      The Investment Advisory Agreement with the Adviser is not assignable and may be terminated by either party, without penalty, on 60 days notice. Otherwise, the Investment Advisory Agreement continues in effect so long as it is approved annually by (i) the Board of Directors or by a vote of a majority of the outstanding shares of the Fund and (ii) in either case, by the affirmative vote of a majority of directors who are not parties to the Investment Advisory Agreement or "interested persons" of the Adviser or of the Fund, as defined in the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting for such approval.

      The Investment Advisory Agreement with the Adviser provides for payment by the Fund of fees for attendance at meetings of the Fund's Board of Directors to directors who are not interested persons of the Fund. The amount of such fees is subject to increase or decrease at any time, but is subject to the overall limitation of the Fund's annual expenses. During the fiscal year ended September 30, 1995, a total of $12,000 was paid in fees to the Fund's non-interested directors, including reimbursed out-of-pocket travel expenses.

      Albert O. Nicholas is President and a Director of both the Fund and the Adviser. Thomas J. Saeger, Executive Vice President and Secretary of the Fund, is Executive Vice President and Assistant Secretary of the Adviser. David L. Johnson is Executive Vice President of the Fund and Executive Vice President of the Adviser. He is a brother-in-law of Albert O. Nicholas. Lynn S. Nicholas and David O. Nicholas, Senior Vice Presidents of the Fund, are also Senior Vice Presidents of the Adviser. Lynn
S. Nicholas is the daughter of Albert O. Nicholas, and David Nicholas is the son of Albert O. Nicholas. Kathleen A. Evans, Assistant Vice President of the Fund, is also a Vice President of the Adviser. Cheryl L. King, Vice President and Treasurer of the Fund, and Candace L. Lesak, Vice President of the Fund, are also employees of the Adviser. Jeffrey T. May, Vice President of the Fund, also is Senior Vice President and Treasurer of the Adviser. David E. Leichtfuss, 100 E. Wisconsin Avenue, Milwaukee, Wisconsin is a Director and the Secretary of the Adviser. Mr. Leichtfuss is a partner with the law firm of Michael Best & Friedrich, Milwaukee, Wisconsin, legal counsel to the Fund and the Adviser. Daniel J. Nicholas, 2618 Harlem Boulevard, Rockford, Illinois, is the only other Director of the Adviser. Mr. Nicholas, a brother of Albert O. Nicholas, is a private investor.

      91% of the outstanding voting securities of the Adviser are owned by Albert O. Nicholas.

MANAGEMENT - DIRECTORS, EXECUTIVE OFFICERS
  AND PORTFOLIO MANAGERS OF THE FUND

      The overall operations of the Fund are conducted by the officers of the Fund under the control and direction of its Board of Directors. The following table sets forth the pertinent information about the Fund's officers and directors as of December 31, 1995:

NAME, AGE AND            POSITIONS HELD   PRINCIPAL OCCUPATIONS
ADDRESS                  WITH FUND        DURING PAST FIVE YEARS

Albert O. Nicholas, 64   President and    President          and
700 N. Water Street      Director         Director,     Nicholas
Milwaukee, WI  53202                      Company,  Inc.,  since
                                          1967.   He  has   been
                                          Portfolio      Manager
                                          for,   and   primarily
                                          Responsible  for   the
                                          day-to-day  management
                                          of, the portfolios  of
                                          Nicholas  Fund,  Inc.,
                                          Nicholas Income  Fund,
                                          Inc.,  Nicholas  Money
                                          Market Fund, Inc.  and
                                          Nicholas        Equity
                                          Income   Fund,    Inc.
                                          since   the   Nicholas
                                          Company,   Inc.    has
                                          served  as  investment
                                          adviser    for    such
                                          funds.   He  also  was
                                          Portfolio Manager  for
                                          the  Fund and Nicholas
                                          Limited Edition,  Inc.
                                          from  the date of each
                                          such  fund's inception
                                          until March 1993.   He
                                          is     a     Chartered
                                          Financial Analyst.
Melvin L. Schultz, 62    Director         Director           and
10625 W. North Ave.                       Management
Wauwatosa, WI  53226                      Consultant,
                                          Professional
                                          Management          of
                                          Milwaukee,  Inc.    He
                                          offers       financial
                                          advice  to members  of
                                          the     medical    and
                                          dental     professions
                                          and   is  a  Certified
                                          Professional  Business
                                          Consultant.
Richard Seaman, 70       Director         Management
5270 N. Maple Lane                        Consultant,   on    an
Nashotah, WI  53058                       independent     basis,
                                          primarily    in    the
                                          areas    of   mergers,
                                          acquisitions       and
                                          strategic planning.
Robert H. Bock, 63       Director         Professor of  Business
3132 Waucheeta Trail                      Strategy,  Ethics  and
Madison, WI  53711                        Venture       Capital,
                                          University          of
                                          Wisconsin  School   of
                                          Business, since  1965.
                                          From 1972 to 1984,  he
                                          was    Dean   of   the
                                          School of Business.
David L. Johnson, 53     Executive Vice   Executive         Vice
700 N. Water Street      President        President,    Nicholas
Milwaukee, WI  53202                      Company,   Inc.,   the
                                          Adviser  to the  Fund,
                                          and  employed  by  the
                                          Adviser  since   1980.
                                          He   is   a  Chartered
                                          Financial Analyst.
Thomas J. Saeger, 51     Executive Vice   Executive         Vice
700 N. Water Street      President and    President          and
Milwaukee, WI  53202     Secretary        Assistant   Secretary,
                                          Nicholas      Company,
                                          Inc.,  the Adviser  to
                                          the      Fund,     and
                                          employed    by     the
                                          Adviser  since   1969.
                                          He   is   a  Certified
                                          Public Accountant.
Lynn S. Nicholas, 39     Senior Vice      Senior            Vice
700 N. Water Street      President        President,    Nicholas
Milwaukee, WI  53202                      Company,   Inc.,   the
                                          Adviser  to the  Fund,
                                          and  employed  by  the
                                          Adviser          since
                                          September  1983.   She
                                          is     a     Chartered
                                          Financial Analyst.
David O. Nicholas, 34    Senior Vice      Senior            Vice
700 N. Water Street      President and    President,    Nicholas
Milwaukee, WI  53202     Portfolio        Company,   Inc.,   the
                         Manager          Adviser  to the  Fund,
                                          and  employed  by  the
                                          Adviser          since
                                          December   1985.    He
                                          has   been   Portfolio
                                          Manager    for,    and
                                          primarily  responsible
                                          for   the   day-to-day
                                          management   of,   the
                                          portfolios          of
                                          Nicholas II, Inc.  and
                                          Nicholas       Limited
                                          Edition,  Inc.   since
                                          March  1993.  He  also
                                          is     a     Chartered
                                          Financial Analyst.
Candace L. Lesak, 38     Vice President   Employee,     Nicholas
700 N. Water Street                       Company,   Inc.,   the
Milwaukee, WI  53202                      Adviser  to the  Fund,
                                          since  February  1983.
                                          She   is  a  Certified
                                          Financial Planner.
Jeffrey T. May, 39       Vice President   Senior  Vice President
700 N. Water Street                       and         Treasurer,
Milwaukee, WI  53202                      Nicholas      Company,
                                          Inc.,  the Adviser  to
                                          the      Fund,     and
                                          employed    by     the
                                          Adviser   since   July
                                          1987.    He    is    a
                                          Certified       Public
                                          Accountant.
Cheryl L. King, 34       Vice President   Employee,     Nicholas
700 N. Water Street      and Treasurer    Company,   Inc.,   the
Milwaukee, WI  53202                      Adviser  to the  Fund,
                                          since 1983.  She is  a
                                          Certified       Public
                                          Accountant.
Kathleen A. Evans, 47    Assistant Vice   Vice        President,
700 N. Water Street      President        Nicholas      Company,
Milwaukee, WI  53202                      Inc.,  the Adviser  to
                                          the      Fund,     and
                                          employed    by     the
                                          Adviser  since   March
                                          1985.

* Mr. Nicholas is the only director of the Fund who is an "interested person" in the Adviser, as that term is defined in the Investment Company Act of 1940, as amended.


      Reference is made to the Section "Investment Adviser" for a description of the relationships of the officers of the Fund to the Adviser and the family relationships between directors of the Adviser and officers and directors of the Fund.

      Mr. Nicholas is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc. Messrs. Bock and Seaman serve as directors of Nicholas Fund, Inc. and Nicholas Equity Income Fund, Inc. Mr. Schultz is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Equity Income Fund, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc.

      The Investment Advisory Agreement between the Fund and Nicholas Company, Inc. states that the Fund shall pay the directors' fees of directors who are not interested persons of Nicholas II, Inc. The amount of such fees is subject to increase or decrease at any time, but is subject to the overall limitation on the Fund's annual expenses.

      The table below sets forth the aggregate compensation received from the Fund by all directors of the Fund during the fiscal year ended September 30, 1995. No officers of the Fund receive any compensation from the Fund, but rather, are compensated by the Adviser in accordance with its investment advisory agreement with the Fund.

                       AGGREGATE    PENSION OR RETIREMENT     ESTIMATED           TOTAL COMPENSATION
                     COMPENSATION    BENRFITS ACCRUED AS    ANNUAL BENEFITS       FROM FUND AND FUND
NAME AND POSITION    FROM THE FUND  PART OF FUND EXPENSES   UPON RETIREMENT   COMPLEX PAID TO DIRECTORS(1)
Albert O. Nicholas(2)      $0               $0                    $0                       $0
Melvin L. Schultz(2)     $4,000             $0                    $0                    $13,400
Richard Seaman(2)        $4,000             $0                    $0                    $10,200
Robert H. Bock(2)        $4,000             $0                    $0                    $10,374

        (1) During the fiscal year ended September 30, 1995, the Fund and other funds in its Fund Complex (i.e., those funds which also have Nicholas Company, Inc. as its investment adviser, namely Nicholas Fund, Inc., Nicholas Equity Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc.) compensated those directors who are not "interested persons" of the Adviser in the form of an annual retainer per director per fund and meeting attendance fees. During the fiscal year ended September 30, 1995, the Fund compensated the disinterested directors at a rate of $500 per director per meeting attended and an annual retainer of $2,000 per year. The disinterested directors did not receive any other form or amount of compensation from the Fund Complex during the fiscal year ended September 30, 1995. All other directors and officers of the Fund were compensated by the Adviser in accordance with its investment advisory agreement.


        (2)    Mr. Nicholas also is a member   of the Board of  Directors of
               Nicholas  Fund, Inc.,  Nicholas II, Inc.,  Nicholas   Limited
               Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc. Mr. Schultz also is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc., Nicholas Equity Income Fund, Inc. and Nicholas Money Market Fund, Inc. Mr. Seaman also is a member of the Board of Directors of Nicholas Fund, Inc. and Nicholas II, Inc. Mr. Bock also is a member of the Board of Directors of Nicholas Fund, Inc. and Nicholas II, Inc.



PRINCIPAL SHAREHOLDERS

      No persons are known to the Fund to own beneficially or of record 5% or more of the full shares of Common Stock of the Fund as of September 30, 1995. All directors and executive officers of the Fund as a group (12 in number) own approximately 0.67% of the full shares of Common Stock of the Fund as of September 30, 1995.

PURCHASE OF CAPITAL STOCK

      Applications for the purchase of shares are made to Nicholas II, Inc., c/o Firstar Trust Company, P.0. Box 2944, Milwaukee, Wisconsin 53201-2944. [The Fund has available an Automatic Investment Plan for shareholders. Anyone interested should contact the Fund for additional information.]

      The price per share will be the net asset value next computed after the time the application is received in proper order and accepted by the Fund. The determination of the net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of trading on the New York Stock Exchange ("Exchange") on that day (usually 4:00 p.m., New York time). Accordingly, purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Firstar Trust Company's Post Office Box, of purchase applications or redemption requests does not constitute receipt by Firstar Trust Company or the Fund. Correspondence intended for overnight courier should not be sent to the Post Office Box address. OVERNIGHT COURIER DELIVERY SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check drawn on a U.S. bank, savings & loan or credit union. Checks are accepted subject to collection at full face value in U.S. funds. The custodian will charge a $15 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous for shareholders; for example, if an individual previously tried to pay for shares with a bad check, the Fund reserves the right not to accept future applications from that individual. Any account (including custodial accounts) opened without a proper social security number or taxpayer identification number may be liquidated and distributed to the owner(s) of record on the first business day following the 60th day of investment, net of the back-up withholding tax amount.

     The Board of Directors has established $1,000 as the minimum initial purchase and $100 as the minimum for any subsequent purchase, except in the case of reinvestment of distributions. The Automatic Investment Plan has a minimum monthly investment of $50. Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below the $1,000 minimum required investment due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give advance written notice of at least 30 days to the accounts below such minimum.

      Purchase of shares will be made in full and fractional shares computed to three decimal places. To purchase additional shares of the Fund by federal wire transfer, please send to:

                 FIRSTAR  BANK MILWAUKEE, N.A.
                        ABA #0750-00022
               TRUST FUNDS, ACCOUNT #112-952-137
                   777 EAST WISCONSIN AVENUE
                   MILWAUKEE, WISCONSIN 53202
            FOR FURTHER CREDIT TO NICHOLAS II, INC.
       [YOUR ACCOUNT NUMBER AND THE TITLE OF THE ACCOUNT]

If  a  wire  purchase is to be an initial purchase,  please  call
Firstar Trust Company (414-765-4124) with the appropriate account information prior to sending the wire.

      Shares of Common Stock of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers ("Processing Intermediaries"). When shares of Common Stock of the Fund are purchased this way, the Processing Intermediary, rather than its customer, may be the shareholder of record. Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. A processing intermediary may be required to register as a broker or dealer under certain State laws.

      An investor intending to invest in the Fund through a Processing Intermediary should read the program materials provided by the Processing Intermediary in conjunction with this Prospectus. Processing Intermediaries may charge fees or other charges for the services they provide to their customers. Investors who do not wish to receive the services of a Processing Intermediary, or pay the fees that may be charged for such services, may want to consider investing directly with the Fund. Direct purchase or sale of shares of Common Stock of the Fund may be made without a sales or redemption charge.

      Certificates representing Fund shares purchased will not be issued unless the shareholder specifically requests certificates by signed written request to the Fund. Certificates are mailed to requesting shareholders approximately two weeks after receipt of the request by the Fund. In no instance will certificates be issued for fractional shares. Where certificates are not requested, the Fund's transfer agent, Firstar Trust Company, Milwaukee, Wisconsin, will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases of Fund shares.

REDEMPTION OF CAPITAL STOCK

      A shareholder may require the Fund to redeem his or her shares in whole or in part at any time during normal business hours. Redemption requests must be signed by each shareholder in the exact manner as the Fund account is registered and must state the amount of redemption and identify the shareholder account number. When shares are represented by certificates, redemption is accomplished by delivering to the Fund, c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944, the
certificate(s)  for  the  full  shares  to  be   redeemed.    The
certificate(s) must be properly endorsed or accompanied by instrument of transfer, in either case with signatures guaranteed by an "eligible guarantor institution" as defined in Section 240.17Ad-5 of the Code of Federal Regulation. An "eligible guarantor institution" includes a bank, a savings and loan association, a credit union or a member firm of a national securities exchange. A notary public is not an acceptable guarantor.

       If certificates have not been issued, redemption is accomplished by delivering an original signed written request for redemption addressed to Nicholas II, Inc., c/o Firstar Trust Company. Facsimile transmission of redemption requests is not acceptable. If the account registration is Individual, Joint Tenants, Sole Proprietorship, Custodial (Uniform Transfer to Minors Act), or General Partners, the written request must be signed exactly as the account is registered. If the account is owned jointly, all owners must sign. Written confirmations are issued for all redemptions of Fund shares.

      The Fund may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. Specifically, if the account is registered in the name of a corporation or association, the written request must be accompanied by a corporate resolution signed by the authorized person(s). A redemption request for accounts registered in the name of a legal trust must have a copy of the title and signature pages of the trust agreement on file or be accompanied by the trust agreement and signed by the trustee(s). If the trustee(s)'s name is not registered on the account, a copy of the trust document certified within the last 60 days is required.

      If there is doubt as to what documents or instructions are necessary in order to redeem shares, please write or call Firstar Trust Company (414-276-0535), prior to submitting the redemption request. A redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company.

      For federal income tax purposes, a redemption generally is treated as a sale of the shares being redeemed, with the shareholder recognizing capital gain or loss equal to the difference between the redemption price and the shareholder's cost for the shares being redeemed.

      Shareholders who have an individual retirement account ("IRA"), master retirement plan or other retirement plan must indicate on their redemption requests whether or not to withhold federal income tax. Redemption requests lacking an election not to have federal income tax withheld will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

      All redemptions will be processed immediately upon receipt. Share redemption orders are effected at the net asset value next determined after receipt of the order in proper form by the Fund. Accordingly, shares tendered for redemption on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Requests for redemption of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the closing of trading on the next day the Exchange is open. The redemption price will depend on the market value of the investments in the Fund's portfolio at the time of redemption and may be more or less than the cost of shares redeemed. The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. The Fund ordinarily will make payment for redeemed shares within seven days after receipt of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. The Fund reserves the right to hold payment up to 15 days or until satisfied that investments made by check have been collected. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services or receipt at Firstar Trust Company's Post Office Box of redemption requests does not constitute receipt by Firstar Trust Company or the Fund. DO NOT mail letters by overnight courier to the Post Office Box address. Correspondence mailed by overnight courier should be sent to the Firstar Trust Company, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

      Telephone redemption is automatically extended to all accounts in the Fund unless this privilege is declined in
writing.   This option does not apply to IRA accounts and  master
retirement  plans  for  which  Firstar  Trust  Company  acts   as
custodian.   Telephone redemptions can only be  made  by  calling
Firstar  Trust  Company at 800-544-6547 or  (414)  276-0535.   In
addition to the account registration, you will be required to provide either the account number or social security number. Telephone calls will be recorded. Telephone redemption requests must be received prior to the closing of the New York Stock Exchange (usually 4:00 p.m., New York time) to receive that day's
net  asset  value.   There will be no exceptions  due  to  market
activity.   The  maximum  telephone  redemption  is  $25,000  per
account/per  business day.  The maximum telephone redemption  for
related  accounts  is  $100,000 per business  day.   The  minimum
telephone redemption is $1,000 except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of redemption instructions received by telephone. As a result, the shareholder will bear the risk of loss in the event of a fraudulent telephone redemption. The staff of the Securities and Exchange Commission is currently considering the propriety of this policy.

      The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds may also be wired to a pre-authorized account at a commercial bank in the United States. Firstar Trust Company charges a fee for each wire redemption of up to $10.00. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

     Although not anticipated, it is possible that conditions may arise in the future which would, in the opinion of the Fund's Adviser or Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund. However, the Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

      SIGNATURE GUARANTEES. A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions: (i) if you change the ownership on your account; (ii) upon redemption of shares when certificates have been issued for your account; (iii) when you want the redemption proceeds sent to a different address than is registered on the account; (iv) for both certificated and uncertificated shares, if the proceeds are to be made payable to someone other than the account owner(s); (v) any redemption transmitted by federal wire transfer to your bank; and (vi) if a change of address request has been received by the Fund or Firstar Trust Company within 15 days of a redemption request. In addition, signature guarantees will be required for all redemptions of $100,000 or more from any shareholder account in the Nicholas Family of Funds. A redemption will not be processed until the signature guarantee, if required, is received in proper form.

EXCHANGE BETWEEN FUNDS

     If a shareholder chooses to exercise the exchange privilege, the shares will be exchanged at their next determined net asset value. When an exchange into the Nicholas Money Market Fund, Inc. would involve investment of the exchanged amount on a day when the New York Stock Exchange is open for trading but the Federal Reserve Banks are closed, shares of the Fund will be redeemed on the day upon which the exchange request is received; however, issuance of Nicholas Money Market Fund, Inc. shares may be delayed an additional day in order to avoid the dilutive effect on return (i.e., reduction in net investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested. In such a case, the exchanged amount would be uninvested for this one day period. Shareholders interested in exercising the exchange privilege must obtain an authorization form and the appropriate prospectus from Nicholas Company, Inc. An exchange constitutes a sale for federal tax purposes and a capital gain or loss generally will be recognized upon the exchange, depending upon whether the net asset value at the time is more or less than the shareholder's cost. An exchange between the funds involving master retirement (Keogh) plan and IRA accounts generally will not constitute a taxable transaction for federal tax purposes. This exchange privilege is available only in states where shares of the Fund being acquired may legally be sold, and the privilege may be terminated or modified only upon 60 days advance notice to shareholders; however, procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company.

      Shares of the Fund which have been outstanding at least 15 days may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser and which permit such exchanges. Nicholas Company, Inc. is also the investment adviser to Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc. Nicholas Fund, Inc. has an investment objective of capital appreciation in which income is a secondary consideration. Nicholas Income Fund, Inc.'s investment objective is to seek high current income consistent with the preservation and conservation of capital value. Nicholas Limited Edition, Inc. has as its investment objective long-term growth in which income is a secondary consideration. Shareholders are reminded, however, that Nicholas Limited Edition, Inc. is restricted in size to ten million shares, and the exchange privilege into that fund may be terminated or modified at a time when that maximum is reached. Nicholas Money Market Fund, Inc. has an investment objective of achieving as high a level of current income as is consistent with preserving capital and providing liquidity. Nicholas Equity
Income Fund, Inc. has an investment objective of reasonable income, with moderate long-term growth as a secondary consideration. Exchanges by mail are available for all of these funds. Exchanges by telephone are available only between the Fund and Nicholas Money Market Fund, Inc. and between Nicholas Fund, Inc. and Nicholas Money Market Fund, Inc. Exchange of shares can be accomplished in the following ways:

     Exchange by Mail. An exchange of shares of the Fund for shares of other available Nicholas mutual funds will be made without cost to the investor through written request. Shareholders interested in exercising the exchange by mail privilege may obtain the appropriate prospectus from Nicholas Company, Inc.

     Signatures required are the same as previously explained under "Redemption of Capital Stock."

     Exchange   by  Telephone.   Shareholders  may  exchange   by
     telephone among all funds for which the Nicholas Company, Inc. serves as investment adviser.



     Only exchanges of $l,000 or more may be executed using the telephone exchange privilege. Firstar Trust Company charges a $5.00 fee for each telephone exchange.

      In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000 with a maximum of $l,000,000 per day for related accounts. Four telephone exchanges per account during any twelve month period will be allowed. Exchanges between the Fund and Nicholas Equity Income Fund, Inc. are limited to $25,000 per day and $100,000 per day for related accounts.

      Fund shares in IRA and master retirement plan accounts may be exchanged by telephone into Nicholas Money Market Fund, Inc. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of exchange instructions received by telephone.

      Telephone  exchanges can only be made  by  calling  Firstar
Trust Company at (4l4) 276-0535. You will be required to provide pertinent information regarding your account (social security number or account number). Calls will be recorded.

TRANSFER OF CAPITAL STOCK

      Shares of the Fund may be transferred in instances such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. Documents and instructions necessary to transfer capital stock can be obtained by writing or calling Firstar Trust Company (414-276-0535) or Nicholas Company, Inc. (414-272-6133) prior to submitting any transfer requests.

DETERMINATION OF NET ASSET VALUE

     The net asset value of a share is determined by dividing the total value of the net assets of the Fund by the total number of shares outstanding at that time. Net assets of the Fund are determined by deducting the liabilities of the Fund from total assets. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading.

      Securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation, or in the absence of any sale on that day, the closing bid price. Other securities will be valued at the current bid price. Any securities for which there are no readily available market quotations will be valued at fair value, as determined in good faith by the Board of Directors. Odd lot differentials and brokerage commissions will be excluded in calculating values. All assets other than securities will be valued at their then current fair value as determined in good faith by the Board of Directors.

DIVIDENDS AND FEDERAL TAX STATUS

      The Fund intends to continue to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 and intends to take all other action required to ensure that little or no federal income or excise taxes will be payable by the Fund. As a result, the Fund generally will distribute annually to its shareholders substantially all of its net investment income and net realized capital gain (after utilization of any available capital loss carryovers).

      For federal income tax purposes, distributions by the Fund, whether received in cash or invested in additional shares of the Fund, will be taxable to the Fund's shareholders, except those shareholders that are not subject to tax on their income. Long-term capital gain distributed by the Fund will retain the character that it had at the Fund level. Income distributed from the Fund's net investment income and net realized short-term capital gains are taxable to shareholders as ordinary income. Distributions generally will be made annually in December. The Fund will provide information to shareholders concerning the character and federal tax treatment of any distribution.

      Since at the time of purchase of shares the Fund may have undistributed income or capital gains included in the computation of the net asset value per share, a dividend or capital gain distribution received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

     Under federal law, some shareholders may be subject to a 31% "backup withholding" on reportable dividends, capital gain distributions (if any) and redemption payments. Generally, shareholders subject to backup withholding will be those (i) for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number, or (ii) who have failed to declare or underreported certain income on their federal returns. When establishing an account, an investor must certify under penalties of perjury that the taxpayer identification number supplied to the Fund is correct and that he is not subject to backup withholding.

     The foregoing tax discussion relates to Federal income taxes only and is not intended to be a complete discussion of all federal tax consequences. Shareholders should consult with a tax advisor concerning the application of federal, state and local taxes to an investment in the Fund.

DIVIDEND REINVESTMENT PLAN

      Unless a shareholder elects to accept cash in lieu of shares, all dividend and capital gain distributions are automatically reinvested in additional shares of the Fund through the Dividend Reinvestment Plan. An election to accept cash may be made in an application to purchase shares or by separate written notification. All reinvestments are at the net asset value per share in effect on the dividend or distribution record date and are credited to the shareholder's account. If the application of such distributions to the purchase of additional shares of the Fund would result in the issuance of fractional shares, the Fund may, at its option, either issue fractional shares (computed to three decimal places) or pay to the shareholder cash equal to the value of the fractional share on the dividend or distribution payment date. Shareholders will be advised of the number of shares purchased and the price following each reinvestment. As in the case of normal purchases, stock certificates are not issued unless requested. In no instance will a certificate be issued for a fraction of a share.

      Shareholders may withdraw from or thereafter elect to participate in the Dividend Reinvestment Plan at any time by giving written notice to the Transfer Agent. An election must be received by Firstar Trust Company prior to the dividend record date of any particular distribution for the election to be effective for that distribution. If an election to withdraw from or participate in the Dividend Reinvestment Plan is received between a dividend record date and payment date, it shall become effective on the day following the payment date. The Fund may modify or terminate the Dividend Reinvestment Plan at any time on 30 days written notice to participants.

INDIVIDUAL RETIREMENT ACCOUNT

     Individuals may be able to establish their own tax-sheltered
IRA.   The  Fund  offers  a prototype IRA plan  for  adoption  by
individuals    who   qualify   for   spousal,   deductible    and
non-deductible IRA accounts.

      As long as the aggregate IRA contributions meet the Fund's minimum investment requirement of $1,000, the Fund will accept any allocation of such contributions between spousal, deductible and non-deductible accounts. The acceptability of this calculation is the sole responsibility of the shareholder. For this reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their IRA contributions.

      A description of applicable service fees and application forms are available upon request from the Fund. The IRA documents also contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are considering adopting an IRA. It is important you obtain up-to-date information from the Fund before opening an IRA.

      Because a retirement program involves commitments covering future years, it is important that the investment objectives of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan may result in adverse tax consequences. Consultation with a tax adviser regarding the tax consequences of the Plan is recommended.

MASTER RETIREMENT PLAN

      The Fund has available a master retirement plan (formerly called a "Keogh" Plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the Plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the Plan is recommended.

BROKERAGE

     The Adviser, who decides to buy and sell securities, selects a broker or dealer for the execution of a portfolio transaction on the basis that such broker or dealer will execute the order as promptly and efficiently as possible subject to the overriding policy of the Fund. This policy is to obtain the best market price and reasonable execution for all its transactions, giving due consideration to such factors as reliability of execution and the value of research, statistical and price quotation services provided by such broker or dealer. The research services provided by brokers consist of recommendations to purchase or sell specific securities, the rendering of advice regarding events involving specific issuers of securities and events and current conditions in specific industries, and the rendering of advice regarding general economic conditions affecting the stock market and the U.S. economy.

      The Adviser does not specifically negotiate commissions and charges with a broker or dealer in advance of each transaction. The approximate brokerage discount and charges are, however, generally known to the Adviser prior to effecting the transaction. In determining the overall reasonableness of the commissions paid, the Adviser compares the commission rates to those it pays on transactions for its other client accounts and to the rates generally charged in the industry to institutional investors such as the Fund. The commissions are also considered in view of the value of the research, statistical and price quotation services, if any, rendered by the broker or dealer through whom a transaction is placed.

      Purchases and sales of portfolio securities are frequently placed, without any agreement or undertaking to do so, with brokers and dealers who provide the Adviser with such supplemental research and statistical and price quotation services. The Adviser understands that since the brokers and dealers rendering such services are compensated therefor by commissions, such services would be unilaterally reduced or eliminated by the brokers and dealers if none of the Fund's transactions were placed through them. While these services have value which cannot be measured in dollars, the Adviser believes such services do not reduce the Fund's or the Adviser's expenses.

      In instances where it is determined by the Adviser that the supplemental research and statistical services are of significant value, it is the practice of the Adviser to place the Fund's transactions with brokers or dealers who are paid a higher commission than other brokers or dealers. However, commissions paid are generally lower than those paid prior to the elimination of fixed minimum rates in 1975 and are no higher than rates which could be obtained from other brokers or dealers who would also furnish comparable supplemental research and statistical services. The Adviser utilizes research and other information obtained from brokers and dealers in managing its other client accounts. On the other hand, the Adviser obtains research and information from brokers and dealers who transact trades for the Advisor's other client accounts, which are also utilized by the Adviser in managing the Fund's portfolio. The aggregate amount of brokerage commissions paid by the Fund for its fiscal year ended September 30, 1995 was $326,990. Brokerage commissions paid by the Fund during the fiscal years end September 30, 1994 and September 30, 1993 totalled $438,049 and $439,516, respectively. The Fund's portfolio turnover rates were 19.63%, 17.38% and 27.32%, respectively, for the fiscal years ended September 30, 1995, September 30, 1994, and September 30, 1993.

     The Adviser, which is the investment adviser to the Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc., as well as to the Fund, may occasionally make investment decisions which would involve the purchase or sale of securities for the portfolios of more than one of the six funds at the same time. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and  this  could  have an adverse effect on the  price  of  those securities. It is the Adviser's policy not to favor one fund over another in making recommendations or in placing orders. If two or more of the Adviser's clients are purchasing a given security on the same day from the same broker or dealer, the Adviser may average the price of the transactions and allocate the average among the clients participating in the transactions. It is the Advisor's policy to allocate the commission charged by such broker or dealer to each fund in direct proportion to the number of shares bought or sold by the particular fund involved.

      The  Adviser may effect portfolio transactions with brokers or  dealers who recommend the purchase of the Fund's shares.  The
Adviser   may   not   allocate  brokerage   on   the   basis   of
recommendations to purchase shares of the Fund.

      Over-the-counter market purchases and sales are generally transacted directly with principal market makers who retain the difference between their cost in a security and its selling price. In some circumstances where, in the opinion of the Adviser, better prices and executions are available elsewhere, the transactions are placed through brokers who are paid commissions directly.

PERFORMANCE DATA

      The Fund may quote a "total return" or an "average annual total return" from time to time in advertisements or in information furnished to present or prospective shareholders. The "total return" of the Fund is expressed as a ratio of the increase (or decrease) in value of a hypothetical investment in the Fund at the end of a measuring period to the amount initially invested. The "average annual total return" is determined by discounting the "total return" for the number of time periods represented. The rate represents the annual rate achieved on the initial investment to arrive at the ending redeemable value. The ending value assumes reinvestment of dividends and capital gains and the reduction of account charges, if any. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges. These values are computed according to the following formulas:

Total Return:                      ERV - 1
                                   ---
                                    P
                                         n
        Average Annual Total Return = nth root of ERV
                                                  ---  -1
                                                   P
        where:
          P = a hypothetical initial payment of $1000
          T = average annual total return
          n = number of years

         ERV = at the end of the 1, 5 or 10 year periods, the ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 and 10 year periods.

                           ONE   YEAR   ENDED          FIVE   YEARS   ENDED     TEN YEARS ENDED
                           SEPTEMBER   30,   1995      SEPTEMBER   30,   1995   SEPTEMBER 30, 1995
Total Return                 22.39%                        119.35%                240.56%

Average Annual Total
Return                       22.39%                         17.01%                 13.04%


       For purposes of these calculations, the following assumptions are made: (1) all dividends and distributions by the Fund are reinvested at the net asset value calculated on the reinvestment dates during the period; (2) a complete redemption at the end of the periods is made; and (3) all recurring fees that are charged to all shareholder accounts are included.

      These figures are computed by adding the total number of shares purchased by a hypothetical $1000 investment in the Fund to all additional shares purchased within a one year period with reinvested dividends and distributions, reducing the number of shares by those redeemed to pay account charges, taking the value of those shares owned at the end of the year and reducing it by any deferred charges, and then dividing that amount by the initial $1000 investment. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

      The "total return" and "average annual total return" calculations are historical measures of performance and are not necessarily indicative of future performance. Such measurements will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses, and the distribution policy as determined by the Board of Directors. These factors should be considered when evaluating the Fund's performance.

      In sales materials, reports and other communications to shareholders, the Fund may compare its performance to certain indices, including the S&P 500 Index, the National Association of Securities Dealers Automated Quotation System, the Russell 2000 Index and the United States Department of Labor Consumer Price Index. The Fund also may include evaluations of the Fund published by nationally recognized financial publications and ranking services, such as Forbes, Money, Financial World, Lipper Analytical Services Mutual Fund Performance Analysis and Morningstar Mutual Funds.

CAPITAL STRUCTURE

     The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $0.01 per share. Each share has one vote and all shares participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of liquidation. There are no conversion or sinking fund provisions applicable to shares, and holders have no preemptive rights and may not cumulate their votes in the election of directors. Shares are redeemable and are transferable. Fractional shares entitle the holder to the same rights as whole shares except fractional shares have no voting rights.

STOCK CERTIFICATES

      The Fund will not issue certificates evidencing shares purchased unless so requested in writing. Where certificates are not issued, the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. Any shareholder may deliver certificates to the Fund's transfer agent, Firstar Trust Company, and direct that his account be credited with the shares. A shareholder may in writing direct Firstar Trust Company at any time to issue a certificate for his shares without charge.

ANNUAL MEETING

      Under the laws of the State of Maryland, registered investment companies, such as the Fund, may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted the appropriate provisions in its By-Laws and will not hold annual meetings of shareholders for the following purposes unless otherwise required to do so: (i) election of directors; (ii) approval of the investment advisory agreement; (iii) ratification of the selection of independent auditors; and (iv) approval of any distribution agreement.

      In the event the Fund is not required to hold annual meetings of shareholders to elect Directors, the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than l0% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a Director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

SHAREHOLDER REPORTS

      Shareholders will be provided at least semiannually with a report or a current prospectus showing the Fund's portfolio and other information. After the close of the Fund's fiscal year, which ends September 30, an annual report or current prospectus containing financial statements audited by the Fund's independent public accountants, Arthur Andersen LLP, will be sent to shareholders.

CUSTODIAN AND TRANSFER AGENT

      Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as Custodian of the Fund. As such, Firstar Trust Company holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. Firstar Trust Company does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. Firstar Trust Company also acts as the Fund's Transfer Agent and Dividend Disbursing Agent.

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

      Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has been selected as the independent accountants for the Fund. Michael Best & Friedrich, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has passed on the legality of the shares of Common Stock of the Fund being offered.

FINANCIAL INFORMATION

      The schedule of investments, the financial statements and notes thereto and the Report of Independent Public Accountants contained in the Annual Report of the Fund for the fiscal year ended September 30, 1995, are incorporated herein by reference.

                       Nicholas II, Inc.




                           Form N-1A




                   PART C:  OTHER INFORMATION

                   PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      (a) Financial Statements: Per share income and capital changes information with respect to the Registrant's common stock appears in Part A; the Registrant's statement of assets and liabilities, including the schedule of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per share income and capital changes for each of the years in the period then ended are incorporated in Parts A&B by reference to the Annual Report to Shareholders of the Registrant for its fiscal year ended September 30, 1995.

      (b) Exhibits: All exhibits required to be filed with this Form N-lA pursuant to Item 24(b) thereof are listed in the
Exhibit Index appearing elsewhere in this Registration Statement and (i) appear in their entirety herein or (ii) are incorporated by reference to previous filings with the Securities and Exchange Commission.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT

           The Registrant is not under common control with any other person. The Registrant, Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc., which are all Maryland corporations, share a common investment adviser, Nicholas Company, Inc.; however, each such fund has an independent Board of Directors responsible for supervising the investment and business management services provided by the adviser. The Registrant does not control any other person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

           As of September 30, 1995, the number of record holders was:

               Title of Class           Number of Record Holders
               --------------           ------------------------
               Common Stock, $0.01
               par value per share           39,446

ITEM 27.  INDEMNIFICATION

          Article VII, Section 7 of the By-Laws of the Registrant provides for the indemnification of its officers and director against liabilities incurred in such capacities to the extent described therein, subject to the provisions of the Maryland General Business Corporation Law; such Section 7 is incorporated herein by reference to the By-Laws of the Registrant previously filed with the Securities and Exchange Commission.

           The investment adviser to the Registrant, Nicholas Company, Inc., has, by resolution of its Board of Directors, agreed to indemnify Registrant's officers, directors and employees to the extent of any deductible or retention amount required under insurance policies providing coverage to such persons in connection with liabilities incurred by them in such capacities.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          None.

ITEM 29.  PRINCIPAL UNDERWRITERS

          None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

           All accounts, books or other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules of the Securities and Exchange Commission promulgated thereunder, are located at the offices of Registrant, 700 North Water Street, Milwaukee, Wisconsin, and at the offices of Registrant's custodian and transfer agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin.

ITEM 31.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

          The Registrant's By-Laws provide that it will indemnify the Officers and Directors of Registrant for liabilities incurred by them in any proceeding arising by reason of the fact that any such person was or is a director or officer of the Registrant. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and may, therefore, be unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The undersigned Registrant hereby undertakes to deliver or cause to be delivered with the prospectus, to each person to whom the prospectus is sent or given, the latest annual report to security holders that is incorporated by reference in the prospectus and furnished pursuant to and meeting the requirements of Rule 14a-3 or Rule 14c-3 under the Securities and Exchange Act of 1934; and, where interim financial information required to be presented by Article 3 of Regulation S-X are not set forth in the prospectus, to deliver, or cause to be delivered to each person to whom the prospectus is sent or given, the latest quarterly report that is specifically incorporated by reference in the prospectus to provide such interim financial information.

                         EXHIBIT INDEX

                                                                  SEQUENTIAL
EXHIBIT NO.               DESCRIPTION                              PAGE NO.

  (b)(1)            Articles of Incorporation of Registrant.          *

  (b)(2)            By-Laws of Registrant.                            *

  (b)(4)            Specimen certificate evidencing common
                    stock, $.01 par value, of Registrant.             *

  (b)(5)            Investment Advisory Agreement between
                    Registrant and Nicholas Company, Inc.             *

  (b)(8)            Custodian Agreement between Registrant
                    and Firstar Trust Company.                        *

  (b)(10)           Opinion of Michael Best & Friedrich,
                    counsel to the Registrant, concerning
                    the legality of Registrant's common
                    stock, including consent to the use
                    thereof.                                        _____

  (b)(11)           Consent of Arthur Andersen LLP,
                    independent public accountants.                 _____

  (b)(12)           Statements of Assets and Liabilities
                    of Registrant, including the Schedule
                    ofInvestments, as of September 30, 1995,
                    and the related Statement of Operations
                    for the year then ended, the Statement
                    of Changes in Net Assets for each of the
                    two years in the period ended
                    September 30, 1995, and the Financial
                    Highlights and Ratios for each of the
                    ten years in the period ended
                    September 30, 1995 [included in the
                    Annual Report to Shareholders of
                    Registrant for the fiscal year ended
                    September 30, 1995].                            _____


  (b)(14.1)         Registrant's Prototype IRA Plan.                  *


  (b)(14.2)         Registrant's Master Retirement Plan
                    for Self-Employed Individuals.                    *

  (b)(16)           Schedule for computation of
                    performance     quotation
                    provided  in response  to
                    Item 22 of Form N-lA.

  (b)(17)           Financial Data Schedule                         _____

  (b)(99)           Power of Attorney.                                *



* Incorporated by reference to previous filings with the Securities and Exchange Commission.

                           SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Nicholas II, Inc., a corporation organized and existing under the laws of the State of Maryland, hereby certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 26th day of January, 1996.


                                        NICHOLAS II, INC.



                                        By:  /s/ Thomas J. Saeger
                                        -------------------------
                                        Thomas J. Saeger, Executive
                                        Vice President, Secretary and
                                        Principal Financial
                                        and Accounting Officer


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity indicated on the 26th day of January, 1996.



Albert  O.  Nicholas*
---------------------                     President  (Chief Executive
Albert O. Nicholas                        Officer), and Director


Thomas   J.  Saeger*
--------------------                      Executive   Vice President,
Thomas   J.   Saeger                      Secretary, Chief   Financial
                                          Officer, and Chief Accounting
                                          Officer

Robert H. Bock*
---------------                           Director
Robert H. Bock


Melvin L. Schultz*
------------------                        Director
Melvin L. Schultz


Richard Seaman*
---------------                           Director
Richard Seaman





           * By:    /s/ Thomas J. Saeger
           ----------------------------------
                        Thomas J. Saeger, as
            Attorney-in-Fact for the above officers
               and directors, under authority of
              Powers of Attorney previously filed

                        LIST OF CONSENTS



1.   Consent of Michael, Best & Friedrich
     (included in Exhibit (b)(10))


2.   Consent of Arthur Anderson LLP
     (included as Exhibit (b)(11))

                      EXHIBIT NO. (B)(10)











              OPINION OF MICHAEL BEST AND FRIEDRICH
              COUNCEL TO THE REGISTRANT, CONCERNING
              THE LEGALITY OF THE REGISTRANTS COMMON
              STOCK, INCLUDING THE CONSENT TO THE USE
              THEREOF.

                      EXHIBIT NO. (b)(11)











                CONSENT OF ARTHUR ANDERSEN LLP,
                INDEPENDENT PUBLIC ACCOUNTANTS.

                      EXHIBIT NO. (b)(12)












                 ANNUAL REPORT TO SHAREHOLDERS
                     OF REGISTRANT FOR THE
                        FISCAL YEAR ENDED
                       SEPTEMBER 30, 1995

                      EXHIBIT NO. (b)(16)













            SCHEDULE FOR COMPUTATION OF PERFORMANCE
               QUOTATION PROVIDED IN RESPONSE TO
                      ITEM 22 OF FORM N-1A

                      EXHIBIT NO. (b)(17)













                    Financial Data Schedule